Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (68.7%)
U.S. Government Securities (67.6%)
United States Treasury Note/Bond	5.000%	10/31/25	231,160	233,688
United States Treasury Note/Bond	2.250%	11/15/25	388,985	381,874
United States Treasury Note/Bond	4.500%	11/15/25	245,360	246,893
United States Treasury Note/Bond	0.375%	11/30/25	299,910	288,054
United States Treasury Note/Bond	2.875%	11/30/25	178,957	176,860
United States Treasury Note/Bond	4.875%	11/30/25	316,886	320,352
United States Treasury Note/Bond	4.000%	12/15/25	222,290	222,603
United States Treasury Note/Bond	0.375%	12/31/25	312,940	299,738
United States Treasury Note/Bond	2.625%	12/31/25	146,510	144,289
United States Treasury Note/Bond	4.250%	12/31/25	362,813	364,457
United States Treasury Note/Bond	3.875%	1/15/26	241,022	241,135
United States Treasury Note/Bond	0.375%	1/31/26	335,510	320,569
United States Treasury Note/Bond	2.625%	1/31/26	204,535	201,403
United States Treasury Note/Bond	4.250%	1/31/26	335,431	337,213
United States Treasury Note/Bond	1.625%	2/15/26	337,154	327,303
United States Treasury Note/Bond	4.000%	2/15/26	236,694	237,323
United States Treasury Note/Bond	6.000%	2/15/26	70,340	72,340
United States Treasury Note/Bond	0.500%	2/28/26	391,534	373,915
United States Treasury Note/Bond	2.500%	2/28/26	159,995	157,145
United States Treasury Note/Bond	4.625%	2/28/26	412,342	416,917
United States Treasury Note/Bond	4.625%	3/15/26	233,255	236,061
United States Treasury Note/Bond	0.750%	3/31/26	334,231	319,661
United States Treasury Note/Bond	2.250%	3/31/26	179,250	175,301
United States Treasury Note/Bond	4.500%	3/31/26	385,671	389,708
United States Treasury Note/Bond	3.750%	4/15/26	248,051	248,013
United States Treasury Note/Bond	0.750%	4/30/26	366,758	350,025
United States Treasury Note/Bond	2.375%	4/30/26	128,925	126,226
United States Treasury Note/Bond	4.875%	4/30/26	418,986	426,122
United States Treasury Note/Bond	1.625%	5/15/26	331,483	320,503
United States Treasury Note/Bond	3.625%	5/15/26	228,236	227,879
United States Treasury Note/Bond	0.750%	5/31/26	344,000	327,660
United States Treasury Note/Bond	2.125%	5/31/26	126,611	123,367
United States Treasury Note/Bond	4.875%	5/31/26	400,610	407,997
United States Treasury Note/Bond	4.125%	6/15/26	225,300	226,814
United States Treasury Note/Bond	0.875%	6/30/26	316,664	301,672
United States Treasury Note/Bond	1.875%	6/30/26	169,039	163,836
United States Treasury Note/Bond	4.625%	6/30/26	394,709	400,753
United States Treasury Note/Bond	4.500%	7/15/26	185,033	187,606
United States Treasury Note/Bond	0.625%	7/31/26	337,933	319,769
United States Treasury Note/Bond	1.875%	7/31/26	140,225	135,755
United States Treasury Note/Bond	4.375%	7/31/26	440,534	445,834
United States Treasury Note/Bond	1.500%	8/15/26	337,175	323,951
United States Treasury Note/Bond	4.375%	8/15/26	243,885	246,934
United States Treasury Note/Bond	6.750%	8/15/26	3,400	3,588
United States Treasury Note/Bond	0.750%	8/31/26	361,030	341,737
United States Treasury Note/Bond	1.375%	8/31/26	113,475	108,706
United States Treasury Note/Bond	3.750%	8/31/26	342,594	343,076
United States Treasury Note/Bond	4.625%	9/15/26	94,085	95,776
United States Treasury Note/Bond	0.875%	9/30/26	324,910	307,751
United States Treasury Note/Bond	1.625%	9/30/26	60,115	57,804
United States Treasury Note/Bond	3.500%	9/30/26	319,647	318,748
United States Treasury Note/Bond	4.625%	10/15/26	143,020	145,746
United States Treasury Note/Bond	1.125%	10/31/26	328,032	311,579
United States Treasury Note/Bond	1.625%	10/31/26	131,895	126,578
United States Treasury Note/Bond	2.000%	11/15/26	303,617	293,465
United States Treasury Note/Bond	4.625%	11/15/26	193,050	196,881
United States Treasury Note/Bond	6.500%	11/15/26	2,000	2,122
United States Treasury Note/Bond	1.250%	11/30/26	348,050	330,974
United States Treasury Note/Bond	1.625%	11/30/26	138,649	132,886
United States Treasury Note/Bond	4.375%	12/15/26	117,056	118,903
United States Treasury Note/Bond	1.250%	12/31/26	306,930	291,440
United States Treasury Note/Bond	1.750%	12/31/26	140,145	134,561

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.000%	1/15/27	246,235	248,274
United States Treasury Note/Bond	1.500%	1/31/27	443,760	422,959
United States Treasury Note/Bond	2.250%	2/15/27	277,955	269,399
United States Treasury Note/Bond	4.125%	2/15/27	325,022	328,780
United States Treasury Note/Bond	6.625%	2/15/27	2,000	2,140
United States Treasury Note/Bond	1.125%	2/28/27	84,410	79,609
United States Treasury Note/Bond	1.875%	2/28/27	330,154	317,051
United States Treasury Note/Bond	4.250%	3/15/27	295,128	299,693
United States Treasury Note/Bond	0.625%	3/31/27	138,840	129,056
United States Treasury Note/Bond	2.500%	3/31/27	307,350	299,474
United States Treasury Note/Bond	4.500%	4/15/27	267,718	273,574
United States Treasury Note/Bond	0.500%	4/30/27	214,125	197,932
United States Treasury Note/Bond	2.750%	4/30/27	291,724	285,707
United States Treasury Note/Bond	2.375%	5/15/27	332,120	322,001
United States Treasury Note/Bond	4.500%	5/15/27	216,684	221,559
United States Treasury Note/Bond	0.500%	5/31/27	184,920	170,531
United States Treasury Note/Bond	2.625%	5/31/27	292,528	285,397
United States Treasury Note/Bond	4.625%	6/15/27	156,634	160,868
United States Treasury Note/Bond	0.500%	6/30/27	227,615	209,406
United States Treasury Note/Bond	3.250%	6/30/27	275,110	272,789
United States Treasury Note/Bond	4.375%	7/15/27	235,820	240,757
United States Treasury Note/Bond	0.375%	7/31/27	257,315	235,282
United States Treasury Note/Bond	2.750%	7/31/27	276,247	270,075
United States Treasury Note/Bond	2.250%	8/15/27	278,206	268,121
United States Treasury Note/Bond	3.750%	8/15/27	162,779	163,542
United States Treasury Note/Bond	6.375%	8/15/27	9,718	10,448
United States Treasury Note/Bond	0.500%	8/31/27	240,730	220,418
United States Treasury Note/Bond	3.125%	8/31/27	269,350	266,025
United States Treasury Note/Bond	3.375%	9/15/27	177,190	176,304
United States Treasury Note/Bond	0.375%	9/30/27	307,000	279,322
United States Treasury Note/Bond	4.125%	9/30/27	253,870	257,916
United States Treasury Note/Bond	0.500%	10/31/27	296,950	270,456
United States Treasury Note/Bond	4.125%	10/31/27	264,069	268,278
United States Treasury Note/Bond	2.250%	11/15/27	276,030	265,248
United States Treasury Note/Bond	6.125%	11/15/27	9,140	9,814
United States Treasury Note/Bond	0.625%	11/30/27	354,720	323,571
United States Treasury Note/Bond	3.875%	11/30/27	284,640	287,131
United States Treasury Note/Bond	0.625%	12/31/27	325,750	296,534
United States Treasury Note/Bond	3.875%	12/31/27	220,287	222,352
United States Treasury Note/Bond	0.750%	1/31/28	388,530	354,291
United States Treasury Note/Bond	3.500%	1/31/28	279,807	279,195
United States Treasury Note/Bond	2.750%	2/15/28	397,745	387,242
United States Treasury Note/Bond	1.125%	2/29/28	387,909	357,543
United States Treasury Note/Bond	4.000%	2/29/28	238,971	242,257
United States Treasury Note/Bond	1.250%	3/31/28	354,080	327,192
United States Treasury Note/Bond	3.625%	3/31/28	265,686	266,226
United States Treasury Note/Bond	1.250%	4/30/28	357,610	329,783
United States Treasury Note/Bond	3.500%	4/30/28	241,522	240,956
United States Treasury Note/Bond	2.875%	5/15/28	362,650	353,924
United States Treasury Note/Bond	1.250%	5/31/28	363,000	334,073
United States Treasury Note/Bond	3.625%	5/31/28	276,623	277,055
United States Treasury Note/Bond	1.250%	6/30/28	319,735	293,757
United States Treasury Note/Bond	4.000%	6/30/28	229,036	232,472
United States Treasury Note/Bond	1.000%	7/31/28	355,230	322,538
United States Treasury Note/Bond	4.125%	7/31/28	247,722	252,560
United States Treasury Note/Bond	2.875%	8/15/28	405,521	395,130
United States Treasury Note/Bond	5.500%	8/15/28	7,000	7,498
United States Treasury Note/Bond	1.125%	8/31/28	369,597	336,622
United States Treasury Note/Bond	4.375%	8/31/28	149,373	153,691
United States Treasury Note/Bond	1.250%	9/30/28	367,759	336,040
United States Treasury Note/Bond	4.625%	9/30/28	295,019	306,451
United States Treasury Note/Bond	1.375%	10/31/28	341,165	312,806
United States Treasury Note/Bond	4.875%	10/31/28	259,488	272,179
United States Treasury Note/Bond	3.125%	11/15/28	353,235	346,998
United States Treasury Note/Bond	5.250%	11/15/28	62,880	66,830
United States Treasury Note/Bond	1.500%	11/30/28	329,540	303,177
United States Treasury Note/Bond	4.375%	11/30/28	303,488	312,782
United States Treasury Note/Bond	1.375%	12/31/28	326,900	298,807
United States Treasury Note/Bond	3.750%	12/31/28	344,208	346,574
United States Treasury Note/Bond	1.750%	1/31/29	309,495	286,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	1/31/29	351,025	357,003
	United States Treasury Note/Bond	2.625%	2/15/29	388,215	373,293
	United States Treasury Note/Bond	5.250%	2/15/29	7,760	8,296
	United States Treasury Note/Bond	1.875%	2/28/29	298,005	277,424
	United States Treasury Note/Bond	4.250%	2/28/29	348,523	358,216
	United States Treasury Note/Bond	2.375%	3/31/29	310,200	294,642
	United States Treasury Note/Bond	4.125%	3/31/29	393,914	402,900
	United States Treasury Note/Bond	2.875%	4/30/29	259,000	251,270
	United States Treasury Note/Bond	4.625%	4/30/29	387,778	404,925
	United States Treasury Note/Bond	2.375%	5/15/29	287,000	272,336
	United States Treasury Note/Bond	2.750%	5/31/29	247,000	238,162
	United States Treasury Note/Bond	4.500%	5/31/29	390,504	406,124
	United States Treasury Note/Bond	3.250%	6/30/29	230,000	226,658
	United States Treasury Note/Bond	4.250%	6/30/29	401,644	413,442
	United States Treasury Note/Bond	2.625%	7/31/29	216,000	206,820
	United States Treasury Note/Bond	4.000%	7/31/29	427,131	435,273
	United States Treasury Note/Bond	1.625%	8/15/29	165,000	150,898
	United States Treasury Note/Bond	3.125%	8/31/29	148,935	145,840
	United States Treasury Note/Bond	3.625%	8/31/29	491,805	493,342
	United States Treasury Note/Bond	3.500%	9/30/29	890,147	887,504
					40,123,609
Agency Bonds and Notes (1.1%)
	Federal Farm Credit Banks	5.125%	10/10/25	20,100	20,328
	Federal Farm Credit Banks	5.125%	10/20/25	12,040	12,180
	Federal Farm Credit Banks	4.875%	11/13/25	100	101
	Federal Farm Credit Banks	4.000%	1/13/26	7,880	7,895
	Federal Farm Credit Banks	3.875%	2/2/26	4,790	4,793
	Federal Farm Credit Banks	4.750%	3/9/26	7,375	7,472
	Federal Farm Credit Banks	4.500%	3/13/26	100	101
	Federal Farm Credit Banks	4.875%	4/20/26	20,070	20,402
	Federal Farm Credit Banks	4.750%	5/8/26	1,800	1,827
	Federal Farm Credit Banks	4.375%	6/23/26	20,305	20,512
	Federal Farm Credit Banks	4.375%	7/6/26	20,000	20,211
	Federal Farm Credit Banks	4.625%	7/17/26	19,745	20,042
	Federal Farm Credit Banks	5.000%	7/30/26	11,630	11,885
	Federal Farm Credit Banks	4.500%	8/14/26	8,795	8,913
	Federal Farm Credit Banks	4.875%	8/28/26	2,680	2,736
	Federal Farm Credit Banks	4.750%	9/1/26	100	102
	Federal Farm Credit Banks	4.500%	3/26/27	17,000	17,347
	Federal Farm Credit Banks	4.750%	5/6/27	5,189	5,331
	Federal Farm Credit Banks	4.500%	5/20/27	3,643	3,721
	Federal Farm Credit Banks	4.625%	11/15/27	4,630	4,770
	Federal Farm Credit Banks	4.500%	6/7/28	2,250	2,319
	Federal Farm Credit Banks	4.500%	9/22/28	13,711	14,161
	Federal Farm Credit Banks	4.250%	12/15/28	2,823	2,892
	Federal Farm Credit Banks	4.125%	3/20/29	100	102
	Federal Farm Credit Banks	4.375%	4/10/29	100	103
	Federal Farm Credit Banks	4.750%	4/30/29	3,414	3,576
	Federal Farm Credit Banks	3.500%	9/10/29	2,210	2,196
	Federal Home Loan Banks	4.500%	12/12/25	100	101
[1]	Federal Home Loan Banks	0.650%	2/26/26	100	96
[1]	Federal Home Loan Banks	0.960%	3/5/26	100	96
[1]	Federal Home Loan Banks	1.000%	3/23/26	97	94
	Federal Home Loan Banks	4.375%	6/12/26	7,650	7,727
[1]	Federal Home Loan Banks	1.100%	8/20/26	100	95
	Federal Home Loan Banks	3.625%	9/4/26	13,000	12,975
	Federal Home Loan Banks	1.875%	9/11/26	34,930	33,727
	Federal Home Loan Banks	4.625%	9/11/26	41,735	42,431
	Federal Home Loan Banks	4.625%	11/17/26	27,545	28,081
	Federal Home Loan Banks	1.250%	12/21/26	33,285	31,598
	Federal Home Loan Banks	4.125%	1/15/27	8,430	8,518
[1]	Federal Home Loan Banks	0.900%	2/26/27	100	93
	Federal Home Loan Banks	3.000%	3/12/27	240	236
	Federal Home Loan Banks	4.500%	3/12/27	5,000	5,100
	Federal Home Loan Banks	4.750%	4/9/27	12,150	12,474
	Federal Home Loan Banks	4.250%	12/10/27	2,915	2,972
	Federal Home Loan Banks	4.500%	3/10/28	100	103
	Federal Home Loan Banks	3.250%	6/9/28	240	237
	Federal Home Loan Banks	4.000%	6/30/28	38,330	38,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	4.375%	9/8/28	14,950	15,368
	Federal Home Loan Banks	3.250%	11/16/28	435	429
	Federal Home Loan Banks	4.750%	12/8/28	1,105	1,153
[2]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	25,549	24,662
[1,2]	Federal Home Loan Mortgage Corp.	0.625%	11/25/25	100	96
[1,2]	Federal Home Loan Mortgage Corp.	0.800%	10/28/26	100	94
[1,2]	Federal Home Loan Mortgage Corp.	4.814%	8/20/29	240	241
[2]	Federal National Mortgage Assn.	0.500%	11/7/25	43,980	42,356
[2]	Federal National Mortgage Assn.	2.125%	4/24/26	35,765	34,881
[2]	Federal National Mortgage Assn.	1.875%	9/24/26	34,565	33,353
[1]	Tennessee Valley Authority	6.750%	11/1/25	7,045	7,251
[1]	Tennessee Valley Authority	2.875%	2/1/27	13,235	13,004
	Tennessee Valley Authority	3.875%	3/15/28	13,450	13,575
					628,089
Total U.S. Government and Agency Obligations (Cost $40,697,037)					40,751,698
Corporate Bonds (25.3%)
Communications (1.3%)
	Alphabet Inc.	1.998%	8/15/26	8,227	7,975
	Alphabet Inc.	0.800%	8/15/27	6,223	5,764
	AT&T Inc.	1.700%	3/25/26	18,975	18,283
	AT&T Inc.	3.800%	2/15/27	3,408	3,380
	AT&T Inc.	4.250%	3/1/27	9,841	9,870
	AT&T Inc.	2.300%	6/1/27	18,060	17,249
	AT&T Inc.	1.650%	2/1/28	16,834	15,517
[1]	AT&T Inc.	4.100%	2/15/28	8,630	8,613
	AT&T Inc.	4.350%	3/1/29	19,162	19,272
	Baidu Inc.	4.125%	6/30/25	4,090	4,069
	Baidu Inc.	1.720%	4/9/26	3,402	3,267
	Baidu Inc.	1.625%	2/23/27	2,785	2,619
	Baidu Inc.	3.625%	7/6/27	5,740	5,651
	Baidu Inc.	4.375%	3/29/28	3,653	3,657
	Booking Holdings Inc.	3.600%	6/1/26	11,547	11,476
	Booking Holdings Inc.	3.550%	3/15/28	4,295	4,230
	Charter Communications Operating LLC	6.150%	11/10/26	6,394	6,574
	Charter Communications Operating LLC	3.750%	2/15/28	14,290	13,712
	Charter Communications Operating LLC	2.250%	1/15/29	8,100	7,208
	Charter Communications Operating LLC	5.050%	3/30/29	7,265	7,229
	Charter Communications Operating LLC	6.100%	6/1/29	10,850	11,232
	Comcast Corp.	3.950%	10/15/25	15,682	15,637
	Comcast Corp.	3.150%	3/1/26	13,169	12,987
	Comcast Corp.	2.350%	1/15/27	13,397	12,914
	Comcast Corp.	3.300%	2/1/27	3,311	3,259
	Comcast Corp.	3.300%	4/1/27	5,109	5,026
	Comcast Corp.	3.150%	2/15/28	13,885	13,477
	Comcast Corp.	3.550%	5/1/28	7,259	7,121
	Comcast Corp.	4.150%	10/15/28	25,757	25,794
	Comcast Corp.	4.550%	1/15/29	3,042	3,092
	Comcast Corp.	5.100%	6/1/29	4,750	4,948
	Discovery Communications LLC	4.900%	3/11/26	8,373	8,367
	Discovery Communications LLC	3.950%	3/20/28	11,955	11,400
	Discovery Communications LLC	4.125%	5/15/29	4,402	4,161
	Electronic Arts Inc.	4.800%	3/1/26	3,163	3,182
	Expedia Group Inc.	5.000%	2/15/26	8,949	8,999
	Expedia Group Inc.	4.625%	8/1/27	6,571	6,621
	FactSet Research Systems Inc.	2.900%	3/1/27	2,877	2,783
	Fox Corp.	4.709%	1/25/29	11,831	11,980
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,479	2,506
	Meta Platforms Inc.	3.500%	8/15/27	20,379	20,211
	Meta Platforms Inc.	4.600%	5/15/28	10,560	10,829
	Meta Platforms Inc.	4.300%	8/15/29	5,792	5,881
	Netflix Inc.	4.375%	11/15/26	5,401	5,440
	Netflix Inc.	4.875%	4/15/28	10,463	10,713
	Netflix Inc.	5.875%	11/15/28	15,253	16,251
	Netflix Inc.	6.375%	5/15/29	4,314	4,712
	Omnicom Group Inc.	3.600%	4/15/26	9,935	9,826
	Paramount Global	2.900%	1/15/27	5,655	5,412
	Paramount Global	3.700%	6/1/28	4,075	3,865
	Paramount Global	4.200%	6/1/29	2,990	2,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	3.625%	12/15/25	5,602	5,539
	Rogers Communications Inc.	2.900%	11/15/26	3,839	3,731
	Rogers Communications Inc.	3.200%	3/15/27	5,405	5,263
	Rogers Communications Inc.	5.000%	2/15/29	10,630	10,850
	Sprint Capital Corp.	6.875%	11/15/28	24,595	26,843
	Take-Two Interactive Software Inc.	5.000%	3/28/26	4,925	4,973
	Take-Two Interactive Software Inc.	3.700%	4/14/27	3,380	3,336
	Take-Two Interactive Software Inc.	4.950%	3/28/28	3,730	3,805
	TCI Communications Inc.	7.875%	2/15/26	4,150	4,346
	Telefonica Emisiones SA	4.103%	3/8/27	5,751	5,729
	TELUS Corp.	2.800%	2/16/27	5,480	5,286
	Thomson Reuters Corp.	3.350%	5/15/26	2,940	2,895
	T-Mobile USA Inc.	1.500%	2/15/26	5,827	5,605
	T-Mobile USA Inc.	2.250%	2/15/26	1,057	1,028
	T-Mobile USA Inc.	2.625%	4/15/26	12,552	12,234
	T-Mobile USA Inc.	3.750%	4/15/27	22,212	21,942
	T-Mobile USA Inc.	4.750%	2/1/28	9,706	9,722
	T-Mobile USA Inc.	2.050%	2/15/28	7,000	6,518
	T-Mobile USA Inc.	4.950%	3/15/28	4,605	4,710
	T-Mobile USA Inc.	4.800%	7/15/28	4,810	4,900
	T-Mobile USA Inc.	4.850%	1/15/29	2,090	2,134
	T-Mobile USA Inc.	2.625%	2/15/29	2,550	2,377
	T-Mobile USA Inc.	2.400%	3/15/29	5,464	5,036
	T-Mobile USA Inc.	3.375%	4/15/29	13,523	12,981
	T-Mobile USA Inc.	4.200%	10/1/29	4,750	4,728
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,282	6,190
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	4,757	4,583
	Verizon Communications Inc.	0.850%	11/20/25	10,566	10,156
	Verizon Communications Inc.	1.450%	3/20/26	6,690	6,418
	Verizon Communications Inc.	2.625%	8/15/26	4,424	4,302
	Verizon Communications Inc.	4.125%	3/16/27	14,790	14,765
	Verizon Communications Inc.	3.000%	3/22/27	5,924	5,775
	Verizon Communications Inc.	2.100%	3/22/28	18,995	17,721
	Verizon Communications Inc.	4.329%	9/21/28	27,226	27,349
	Verizon Communications Inc.	3.875%	2/8/29	3,962	3,908
	Walt Disney Co.	3.700%	10/15/25	4,713	4,694
	Walt Disney Co.	1.750%	1/13/26	5,406	5,253
	Walt Disney Co.	3.375%	11/15/26	4,321	4,266
	Walt Disney Co.	2.200%	1/13/28	5,858	5,560
	Walt Disney Co.	2.000%	9/1/29	10,733	9,759
	Warnermedia Holdings Inc.	3.755%	3/15/27	27,682	26,767
	Warnermedia Holdings Inc.	4.054%	3/15/29	5,384	5,101
					786,157
Consumer Discretionary (2.0%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	14,580	14,241
	Amazon.com Inc.	4.600%	12/1/25	11,642	11,719
	Amazon.com Inc.	5.200%	12/3/25	3,979	4,026
	Amazon.com Inc.	1.000%	5/12/26	5,448	5,210
	Amazon.com Inc.	3.300%	4/13/27	35,474	35,019
	Amazon.com Inc.	3.150%	8/22/27	13,823	13,570
	Amazon.com Inc.	4.550%	12/1/27	15,245	15,565
	Amazon.com Inc.	1.650%	5/12/28	6,055	5,606
	Amazon.com Inc.	3.450%	4/13/29	9,575	9,434
[1]	American Honda Finance Corp.	4.950%	1/9/26	4,350	4,390
[1]	American Honda Finance Corp.	5.250%	7/7/26	7,830	7,983
[1]	American Honda Finance Corp.	2.300%	9/9/26	3,791	3,671
[1]	American Honda Finance Corp.	4.400%	10/5/26	8,750	8,808
[1]	American Honda Finance Corp.	2.350%	1/8/27	1,524	1,466
	American Honda Finance Corp.	4.900%	3/12/27	6,920	7,056
[1]	American Honda Finance Corp.	4.900%	7/9/27	1,175	1,200
[1]	American Honda Finance Corp.	2.000%	3/24/28	6,975	6,492
[1]	American Honda Finance Corp.	5.125%	7/7/28	7,680	7,933
	American Honda Finance Corp.	5.650%	11/15/28	10,390	10,979
	American Honda Finance Corp.	4.900%	3/13/29	3,350	3,436
[1]	American Honda Finance Corp.	4.400%	9/5/29	4,200	4,217
	Aptiv plc	4.650%	9/13/29	2,550	2,539
	AutoNation Inc.	4.500%	10/1/25	3,229	3,215
	AutoNation Inc.	3.800%	11/15/27	3,630	3,535
	AutoZone Inc.	3.125%	4/21/26	4,737	4,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	5.050%	7/15/26	4,500	4,569
	AutoZone Inc.	3.750%	6/1/27	6,521	6,447
	AutoZone Inc.	4.500%	2/1/28	4,450	4,488
	AutoZone Inc.	6.250%	11/1/28	1,975	2,116
	AutoZone Inc.	3.750%	4/18/29	3,000	2,931
	AutoZone Inc.	5.100%	7/15/29	5,500	5,665
[3]	BMW US Capital LLC	4.650%	8/13/26	750	757
[3]	BMW US Capital LLC	4.600%	8/13/27	800	809
	BorgWarner Inc.	2.650%	7/1/27	8,445	8,116
	BorgWarner Inc.	4.950%	8/15/29	1,170	1,190
	Brunswick Corp.	5.850%	3/18/29	2,650	2,735
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,282
[4]	Darden Restaurants Inc.	4.350%	10/15/27	2,500	2,500
[4]	Darden Restaurants Inc.	4.550%	10/15/29	2,200	2,196
	DR Horton Inc.	2.600%	10/15/25	5,400	5,294
	DR Horton Inc.	1.300%	10/15/26	75	71
	DR Horton Inc.	1.400%	10/15/27	2,155	1,996
	eBay Inc.	5.900%	11/22/25	2,200	2,233
	eBay Inc.	1.400%	5/10/26	5,065	4,847
	eBay Inc.	3.600%	6/5/27	5,287	5,226
	eBay Inc.	5.950%	11/22/27	4,725	4,998
	Ford Motor Credit Co. LLC	3.375%	11/13/25	305	299
[1]	Ford Motor Credit Co. LLC	4.389%	1/8/26	510	506
	Ford Motor Credit Co. LLC	6.950%	6/10/26	5,852	6,024
	Ford Motor Credit Co. LLC	4.542%	8/1/26	6,157	6,103
	Ford Motor Credit Co. LLC	2.700%	8/10/26	6,969	6,698
	Ford Motor Credit Co. LLC	5.125%	11/5/26	11,500	11,551
	Ford Motor Credit Co. LLC	4.271%	1/9/27	13,115	12,887
	Ford Motor Credit Co. LLC	5.800%	3/5/27	2,042	2,078
	Ford Motor Credit Co. LLC	5.850%	5/17/27	10,158	10,344
	Ford Motor Credit Co. LLC	4.950%	5/28/27	8,928	8,903
	Ford Motor Credit Co. LLC	4.125%	8/17/27	12,270	11,951
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,654	1,594
	Ford Motor Credit Co. LLC	7.350%	11/4/27	3,053	3,241
	Ford Motor Credit Co. LLC	2.900%	2/16/28	4,908	4,553
	Ford Motor Credit Co. LLC	6.800%	5/12/28	3,117	3,266
	Ford Motor Credit Co. LLC	6.798%	11/7/28	19,802	20,909
	Ford Motor Credit Co. LLC	2.900%	2/10/29	5,316	4,827
	Ford Motor Credit Co. LLC	5.800%	3/8/29	9,750	9,917
	Ford Motor Credit Co. LLC	5.113%	5/3/29	20,128	19,927
	Ford Motor Credit Co. LLC	5.303%	9/6/29	18,500	18,402
	Fortune Brands Innovations Inc.	3.250%	9/15/29	3,980	3,759
	General Motors Co.	6.125%	10/1/25	20,224	20,418
	General Motors Co.	6.800%	10/1/27	3,340	3,536
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,291	9,875
	General Motors Financial Co. Inc.	5.250%	3/1/26	13,785	13,881
	General Motors Financial Co. Inc.	5.400%	4/6/26	7,845	7,943
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,439	9,933
	General Motors Financial Co. Inc.	4.000%	10/6/26	11,383	11,289
	General Motors Financial Co. Inc.	4.350%	1/17/27	13,180	13,142
	General Motors Financial Co. Inc.	2.350%	2/26/27	5,071	4,826
	General Motors Financial Co. Inc.	5.000%	4/9/27	10,089	10,198
	General Motors Financial Co. Inc.	5.350%	7/15/27	9,612	9,830
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,558	5,291
	General Motors Financial Co. Inc.	3.850%	1/5/28	159	155
	General Motors Financial Co. Inc.	6.000%	1/9/28	9,338	9,728
	General Motors Financial Co. Inc.	2.400%	4/10/28	5,130	4,755
	General Motors Financial Co. Inc.	5.800%	6/23/28	8,293	8,607
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,578	4,186
	General Motors Financial Co. Inc.	5.800%	1/7/29	4,110	4,271
	General Motors Financial Co. Inc.	4.300%	4/6/29	4,855	4,752
	General Motors Financial Co. Inc.	5.550%	7/15/29	8,055	8,302
	General Motors Financial Co. Inc.	4.900%	10/6/29	3,500	3,502
	Genuine Parts Co.	4.950%	8/15/29	4,750	4,829
	GXO Logistics Inc.	1.650%	7/15/26	4,370	4,157
	GXO Logistics Inc.	6.250%	5/6/29	3,540	3,725
	Hasbro Inc.	3.550%	11/19/26	9,603	9,414
[1]	Home Depot Inc.	5.100%	12/24/25	13,605	13,784
	Home Depot Inc.	3.000%	4/1/26	8,667	8,545
	Home Depot Inc.	5.150%	6/25/26	9,895	10,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	2.125%	9/15/26	4,670	4,517
	Home Depot Inc.	4.950%	9/30/26	3,190	3,256
	Home Depot Inc.	2.500%	4/15/27	5,132	4,960
	Home Depot Inc.	2.875%	4/15/27	7,152	6,982
	Home Depot Inc.	4.875%	6/25/27	2,737	2,807
	Home Depot Inc.	2.800%	9/14/27	5,291	5,140
	Home Depot Inc.	1.500%	9/15/28	6,044	5,513
	Home Depot Inc.	3.900%	12/6/28	7,265	7,245
	Home Depot Inc.	4.900%	4/15/29	5,925	6,137
	Home Depot Inc.	2.950%	6/15/29	10,125	9,664
	Home Depot Inc.	4.750%	6/25/29	6,725	6,934
	Honda Motor Co. Ltd.	2.534%	3/10/27	16,092	15,542
	Hyatt Hotels Corp.	4.850%	3/15/26	4,462	4,477
	Hyatt Hotels Corp.	5.750%	1/30/27	3,550	3,637
	Hyatt Hotels Corp.	5.250%	6/30/29	4,150	4,249
	JD.com Inc.	3.875%	4/29/26	4,439	4,401
	Las Vegas Sands Corp.	5.900%	6/1/27	6,800	6,987
	Las Vegas Sands Corp.	3.900%	8/8/29	3,165	3,017
	Lear Corp.	4.250%	5/15/29	4,794	4,723
	Leggett & Platt Inc.	3.500%	11/15/27	3,638	3,499
	Leggett & Platt Inc.	4.400%	3/15/29	2,933	2,822
	Leland Stanford Junior University	1.289%	6/1/27	3,169	2,964
	Lennar Corp.	5.250%	6/1/26	1,567	1,581
	Lennar Corp.	4.750%	11/29/27	5,230	5,298
	Lowe's Cos. Inc.	4.800%	4/1/26	5,050	5,091
	Lowe's Cos. Inc.	2.500%	4/15/26	5,667	5,537
	Lowe's Cos. Inc.	3.350%	4/1/27	9,211	9,042
	Lowe's Cos. Inc.	3.100%	5/3/27	8,782	8,564
	Lowe's Cos. Inc.	1.300%	4/15/28	5,373	4,877
	Lowe's Cos. Inc.	1.700%	9/15/28	3,037	2,768
	Lowe's Cos. Inc.	3.650%	4/5/29	9,075	8,854
	Magna International Inc.	4.150%	10/1/25	2,221	2,215
	Magna International Inc.	5.050%	3/14/29	6,225	6,409
	Marriott International Inc.	3.750%	10/1/25	4,962	4,925
[1]	Marriott International Inc.	3.125%	6/15/26	4,049	3,972
	Marriott International Inc.	5.000%	10/15/27	6,196	6,323
[1]	Marriott International Inc.	4.000%	4/15/28	5,125	5,070
	Marriott International Inc.	5.550%	10/15/28	2,398	2,509
[1]	Marriott International Inc.	4.650%	12/1/28	2,495	2,519
	Marriott International Inc.	4.875%	5/15/29	1,400	1,427
	Masco Corp.	1.500%	2/15/28	5,035	4,585
[1]	McDonald's Corp.	3.700%	1/30/26	3,226	3,207
[1]	McDonald's Corp.	3.500%	3/1/27	5,801	5,730
[1]	McDonald's Corp.	3.800%	4/1/28	7,425	7,354
	McDonald's Corp.	4.800%	8/14/28	5,625	5,772
[1]	McDonald's Corp.	5.000%	5/17/29	5,065	5,252
[1]	McDonald's Corp.	2.625%	9/1/29	6,000	5,622
	Mohawk Industries Inc.	5.850%	9/18/28	3,182	3,355
	NIKE Inc.	2.750%	3/27/27	5,452	5,313
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,680	3,641
	O'Reilly Automotive Inc.	5.750%	11/20/26	2,115	2,181
	O'Reilly Automotive Inc.	3.600%	9/1/27	2,400	2,363
	O'Reilly Automotive Inc.	3.900%	6/1/29	7,070	6,956
	Owens Corning	3.400%	8/15/26	3,141	3,092
	Owens Corning	5.500%	6/15/27	1,200	1,239
	Polaris Inc.	6.950%	3/15/29	2,682	2,910
	PulteGroup Inc.	5.000%	1/15/27	1,045	1,059
	Ross Stores Inc.	0.875%	4/15/26	4,555	4,325
	Sands China Ltd.	3.800%	1/8/26	5,402	5,304
	Sands China Ltd.	2.300%	3/8/27	4,855	4,543
	Sands China Ltd.	5.400%	8/8/28	11,386	11,493
	Sands China Ltd.	2.850%	3/8/29	2,700	2,450
	Snap-on Inc.	3.250%	3/1/27	1,956	1,923
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,725	5,650
	Starbucks Corp.	4.750%	2/15/26	5,489	5,529
	Starbucks Corp.	2.450%	6/15/26	367	357
	Starbucks Corp.	2.000%	3/12/27	3,140	2,993
	Starbucks Corp.	3.550%	8/15/29	6,052	5,902
	Tapestry Inc.	7.050%	11/27/25	2,460	2,510
	Tapestry Inc.	7.000%	11/27/26	1,905	1,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tapestry Inc.	7.350%	11/27/28	7,849	8,248
	TJX Cos. Inc.	2.250%	9/15/26	4,979	4,824
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,696	3,697
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,190	4,169
	Toyota Motor Corp.	1.339%	3/25/26	10,538	10,125
	Toyota Motor Corp.	5.275%	7/13/26	3,500	3,577
	Toyota Motor Corp.	5.118%	7/13/28	6,090	6,325
	Toyota Motor Corp.	2.760%	7/2/29	3,650	3,456
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,945	5,741
	Toyota Motor Credit Corp.	5.400%	11/10/25	5,322	5,395
[1]	Toyota Motor Credit Corp.	4.800%	1/5/26	3,054	3,082
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	5,929	5,689
	Toyota Motor Credit Corp.	5.200%	5/15/26	7,605	7,749
	Toyota Motor Credit Corp.	4.450%	5/18/26	6,035	6,081
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	5,706	5,439
	Toyota Motor Credit Corp.	4.550%	8/7/26	2,500	2,527
[1]	Toyota Motor Credit Corp.	5.000%	8/14/26	3,905	3,978
	Toyota Motor Credit Corp.	5.400%	11/20/26	5,230	5,380
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,485	1,419
[1]	Toyota Motor Credit Corp.	5.000%	3/19/27	5,780	5,924
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	7,905	7,748
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,200	4,808
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,214	5,298
	Toyota Motor Credit Corp.	5.450%	11/10/27	4,885	5,089
	Toyota Motor Credit Corp.	4.625%	1/12/28	5,065	5,158
[1]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,545	3,299
[1]	Toyota Motor Credit Corp.	5.250%	9/11/28	4,985	5,189
[1]	Toyota Motor Credit Corp.	4.650%	1/5/29	4,145	4,232
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,165	3,116
	Toyota Motor Credit Corp.	5.050%	5/16/29	5,775	5,992
[1]	Toyota Motor Credit Corp.	4.450%	6/29/29	8,881	9,011
	Toyota Motor Credit Corp.	4.550%	8/9/29	1,110	1,127
	Whirlpool Corp.	4.750%	2/26/29	2,672	2,698
					1,156,761
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/29	2,267	2,501
	Altria Group Inc.	4.400%	2/14/26	11,114	11,105
	Altria Group Inc.	4.800%	2/14/29	11,430	11,568
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	2,025	2,015
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	28,025	28,763
	Archer-Daniels-Midland Co.	2.500%	8/11/26	4,021	3,912
	Avery Dennison Corp.	4.875%	12/6/28	2,863	2,917
	BAT Capital Corp.	3.215%	9/6/26	5,449	5,333
	BAT Capital Corp.	4.700%	4/2/27	2,003	2,020
	BAT Capital Corp.	3.557%	8/15/27	6,375	6,245
	BAT Capital Corp.	2.259%	3/25/28	5,820	5,412
	BAT Capital Corp.	3.462%	9/6/29	4,000	3,811
	BAT International Finance plc	1.668%	3/25/26	14,802	14,221
	BAT International Finance plc	4.448%	3/16/28	7,765	7,768
	BAT International Finance plc	5.931%	2/2/29	13,775	14,545
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,734	4,660
	Campbell Soup Co.	5.300%	3/20/26	3,315	3,363
	Campbell Soup Co.	5.200%	3/19/27	3,000	3,079
	Campbell Soup Co.	4.150%	3/15/28	7,872	7,874
	Campbell Soup Co.	5.200%	3/21/29	4,195	4,343
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	3,025
	Clorox Co.	3.100%	10/1/27	2,379	2,309
	Clorox Co.	4.400%	5/1/29	4,875	4,913
	Coca-Cola Co.	3.375%	3/25/27	12,491	12,380
	Coca-Cola Co.	1.450%	6/1/27	7,456	7,034
	Coca-Cola Co.	1.000%	3/15/28	3,825	3,492
	Coca-Cola Co.	2.125%	9/6/29	5,000	4,610
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,095	3,073
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	4,260	4,433
	Colgate-Palmolive Co.	3.100%	8/15/27	7,450	7,338
	Colgate-Palmolive Co.	4.600%	3/1/28	5,230	5,367
	Conagra Brands Inc.	4.600%	11/1/25	8,836	8,838
	Conagra Brands Inc.	4.850%	11/1/28	10,790	10,952
	Constellation Brands Inc.	4.750%	12/1/25	4,392	4,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	5.000%	2/2/26	3,000	2,999
	Constellation Brands Inc.	3.700%	12/6/26	6,233	6,170
	Constellation Brands Inc.	4.350%	5/9/27	4,413	4,425
	Constellation Brands Inc.	3.600%	2/15/28	5,082	4,966
	Constellation Brands Inc.	4.650%	11/15/28	10,055	10,177
	Constellation Brands Inc.	4.800%	1/15/29	1,500	1,527
	Costco Wholesale Corp.	3.000%	5/18/27	4,910	4,823
	Costco Wholesale Corp.	1.375%	6/20/27	13,375	12,541
	Diageo Capital plc	5.300%	10/24/27	10,230	10,609
	Diageo Capital plc	3.875%	5/18/28	1,223	1,216
	Diageo Capital plc	2.375%	10/24/29	4,975	4,577
	Dollar General Corp.	4.150%	11/1/25	5,422	5,389
	Dollar General Corp.	3.875%	4/15/27	5,199	5,130
	Dollar General Corp.	4.625%	11/1/27	2,920	2,931
	Dollar General Corp.	4.125%	5/1/28	4,274	4,215
	Dollar General Corp.	5.200%	7/5/28	2,305	2,355
	Dollar Tree Inc.	4.200%	5/15/28	9,000	8,883
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,620	3,547
	Estee Lauder Cos. Inc.	4.375%	5/15/28	4,245	4,294
	General Mills Inc.	4.700%	1/30/27	1,975	1,998
	General Mills Inc.	3.200%	2/10/27	7,550	7,389
	General Mills Inc.	4.200%	4/17/28	11,432	11,441
	Haleon US Capital LLC	3.375%	3/24/27	11,464	11,260
	Haleon US Capital LLC	3.375%	3/24/29	5,963	5,754
	Hershey Co.	2.300%	8/15/26	4,050	3,933
	Hershey Co.	4.250%	5/4/28	1,630	1,653
	Hormel Foods Corp.	4.800%	3/30/27	3,050	3,108
	Hormel Foods Corp.	1.700%	6/3/28	4,595	4,232
	Ingredion Inc.	3.200%	10/1/26	4,152	4,068
	J M Smucker Co.	3.375%	12/15/27	3,480	3,403
	J M Smucker Co.	5.900%	11/15/28	2,860	3,044
	JBS USA Holding Lux Sarl	2.500%	1/15/27	5,625	5,379
	Kellanova	3.250%	4/1/26	3,991	3,928
	Kellanova	4.300%	5/15/28	4,000	4,016
	Kenvue Inc.	5.350%	3/22/26	4,420	4,504
	Kenvue Inc.	5.050%	3/22/28	8,482	8,777
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,815	2,785
	Keurig Dr Pepper Inc.	2.550%	9/15/26	939	911
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/27	3,475	3,554
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,722	4,631
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,150	13,315
	Keurig Dr Pepper Inc.	5.050%	3/15/29	3,615	3,729
	Keurig Dr Pepper Inc.	3.950%	4/15/29	5,530	5,465
	Kimberly-Clark Corp.	2.750%	2/15/26	2,946	2,895
	Kimberly-Clark Corp.	3.200%	4/25/29	3,606	3,494
	Kraft Heinz Foods Co.	3.000%	6/1/26	9,710	9,515
	Kraft Heinz Foods Co.	3.875%	5/15/27	19,314	19,174
	Kroger Co.	3.500%	2/1/26	3,222	3,184
	Kroger Co.	4.700%	8/15/26	4,780	4,814
	Kroger Co.	2.650%	10/15/26	5,024	4,876
	Kroger Co.	3.700%	8/1/27	2,634	2,602
	Kroger Co.	4.600%	8/15/27	4,595	4,635
	Kroger Co.	4.500%	1/15/29	3,450	3,484
	McCormick & Co. Inc.	0.900%	2/15/26	4,715	4,505
	McCormick & Co. Inc.	3.400%	8/15/27	4,975	4,874
	Mead Johnson Nutrition Co.	4.125%	11/15/25	10,447	10,415
	Molson Coors Beverage Co.	3.000%	7/15/26	13,294	13,054
	Mondelez International Inc.	2.625%	3/17/27	9,575	9,248
	Mondelez International Inc.	4.750%	2/20/29	3,280	3,352
	PepsiCo Inc.	5.250%	11/10/25	3,170	3,215
	PepsiCo Inc.	2.850%	2/24/26	5,241	5,166
	PepsiCo Inc.	2.375%	10/6/26	6,056	5,888
	PepsiCo Inc.	5.125%	11/10/26	2,660	2,728
	PepsiCo Inc.	2.625%	3/19/27	9,661	9,378
	PepsiCo Inc.	3.000%	10/15/27	11,700	11,433
	PepsiCo Inc.	3.600%	2/18/28	1,280	1,270
	PepsiCo Inc.	4.450%	5/15/28	4,080	4,166
	PepsiCo Inc.	7.000%	3/1/29	1,395	1,568
	PepsiCo Inc.	2.625%	7/29/29	5,218	4,927
	Philip Morris International Inc.	5.000%	11/17/25	6,539	6,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.875%	2/13/26	4,348	4,392
	Philip Morris International Inc.	2.750%	2/25/26	8,280	8,120
	Philip Morris International Inc.	0.875%	5/1/26	3,282	3,120
	Philip Morris International Inc.	4.750%	2/12/27	4,500	4,571
	Philip Morris International Inc.	5.125%	11/17/27	15,410	15,866
	Philip Morris International Inc.	4.875%	2/15/28	19,615	20,042
	Philip Morris International Inc.	4.875%	2/13/29	5,968	6,118
	Philip Morris International Inc.	3.375%	8/15/29	4,500	4,332
	Procter & Gamble Co.	0.550%	10/29/25	5,344	5,154
	Procter & Gamble Co.	2.700%	2/2/26	2,546	2,508
	Procter & Gamble Co.	2.450%	11/3/26	3,685	3,591
	Procter & Gamble Co.	2.800%	3/25/27	10,959	10,705
	Procter & Gamble Co.	2.850%	8/11/27	4,725	4,611
	Procter & Gamble Co.	3.950%	1/26/28	4,915	4,946
	Procter & Gamble Co.	4.350%	1/29/29	7,335	7,517
	Sysco Corp.	3.750%	10/1/25	8,066	8,009
	Sysco Corp.	3.300%	7/15/26	3,681	3,620
	Sysco Corp.	5.750%	1/17/29	7,278	7,692
	Target Corp.	2.500%	4/15/26	5,887	5,790
	Target Corp.	1.950%	1/15/27	4,960	4,764
	Target Corp.	3.375%	4/15/29	8,705	8,505
	Tyson Foods Inc.	4.000%	3/1/26	10,840	10,781
	Tyson Foods Inc.	4.350%	3/1/29	800	797
	Tyson Foods Inc.	5.400%	3/15/29	9,100	9,448
	Unilever Capital Corp.	2.000%	7/28/26	6,362	6,159
	Unilever Capital Corp.	4.250%	8/12/27	3,565	3,601
	Unilever Capital Corp.	3.500%	3/22/28	5,064	4,986
	Unilever Capital Corp.	4.875%	9/8/28	8,325	8,578
	Unilever Capital Corp.	2.125%	9/6/29	5,975	5,458
	Walmart Inc.	4.000%	4/15/26	2,310	2,317
	Walmart Inc.	3.050%	7/8/26	3,779	3,737
	Walmart Inc.	1.050%	9/17/26	6,910	6,565
	Walmart Inc.	3.950%	9/9/27	7,490	7,543
	Walmart Inc.	3.900%	4/15/28	2,485	2,496
	Walmart Inc.	3.700%	6/26/28	10,914	10,910
	Walmart Inc.	1.500%	9/22/28	8,935	8,209
	Walmart Inc.	2.375%	9/24/29	2,000	1,877
					848,561
Energy (1.2%)
	Apache Corp.	4.375%	10/15/28	1,752	1,720
	Baker Hughes Holdings LLC	2.061%	12/15/26	1,810	1,735
	Baker Hughes Holdings LLC	3.337%	12/15/27	4,554	4,443
	Boardwalk Pipelines LP	5.950%	6/1/26	7,452	7,589
	Boardwalk Pipelines LP	4.450%	7/15/27	841	842
	Boardwalk Pipelines LP	4.800%	5/3/29	2,950	2,963
	BP Capital Markets America Inc.	3.410%	2/11/26	5,862	5,813
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	11,284	11,117
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	9,304	9,095
	BP Capital Markets America Inc.	3.543%	4/6/27	5,624	5,556
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	5,553	5,490
	BP Capital Markets America Inc.	5.017%	11/17/27	4,179	4,298
	BP Capital Markets America Inc.	3.937%	9/21/28	6,118	6,081
	BP Capital Markets America Inc.	4.234%	11/6/28	15,700	15,758
	BP Capital Markets America Inc.	4.699%	4/10/29	7,375	7,532
	BP Capital Markets plc	3.279%	9/19/27	3,375	3,307
	BP Capital Markets plc	3.723%	11/28/28	4,866	4,783
	Canadian Natural Resources Ltd.	3.850%	6/1/27	7,638	7,531
	Cenovus Energy Inc.	4.250%	4/15/27	4,397	4,377
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	10,492	10,668
	Cheniere Energy Inc.	4.625%	10/15/28	9,302	9,246
	Chevron Corp.	3.326%	11/17/25	6,822	6,765
	Chevron Corp.	2.954%	5/16/26	4,722	4,653
	Chevron Corp.	1.995%	5/11/27	4,412	4,215
	Chevron USA Inc.	1.018%	8/12/27	2,595	2,400
	Chevron USA Inc.	3.850%	1/15/28	3,196	3,202
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	3,823	3,870
	ConocoPhillips Co.	6.950%	4/15/29	7,250	8,063
	Continental Resources Inc.	4.375%	1/15/28	5,748	5,666
	Coterra Energy Inc.	3.900%	5/15/27	7,412	7,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coterra Energy Inc.	4.375%	3/15/29	2,545	2,513
	DCP Midstream Operating LP	5.625%	7/15/27	3,905	4,018
	DCP Midstream Operating LP	5.125%	5/15/29	3,670	3,760
	Devon Energy Corp.	5.850%	12/15/25	2,662	2,689
	Diamondback Energy Inc.	3.250%	12/1/26	4,810	4,708
	Diamondback Energy Inc.	5.200%	4/18/27	5,050	5,152
	Enbridge Energy Partners LP	5.875%	10/15/25	4,382	4,421
	Enbridge Inc.	1.600%	10/4/26	1,039	986
	Enbridge Inc.	5.900%	11/15/26	4,965	5,127
	Enbridge Inc.	4.250%	12/1/26	5,850	5,843
	Enbridge Inc.	5.250%	4/5/27	4,200	4,301
	Enbridge Inc.	3.700%	7/15/27	4,808	4,741
	Enbridge Inc.	6.000%	11/15/28	4,840	5,142
	Enbridge Inc.	5.300%	4/5/29	4,655	4,823
	Energy Transfer LP	5.950%	12/1/25	3,653	3,693
	Energy Transfer LP	4.750%	1/15/26	8,748	8,760
	Energy Transfer LP	3.900%	7/15/26	4,811	4,769
	Energy Transfer LP	4.400%	3/15/27	7,018	7,030
	Energy Transfer LP	4.200%	4/15/27	5,827	5,809
[1]	Energy Transfer LP	5.500%	6/1/27	6,465	6,631
	Energy Transfer LP	4.000%	10/1/27	1,461	1,447
	Energy Transfer LP	5.550%	2/15/28	7,620	7,880
	Energy Transfer LP	4.950%	5/15/28	5,404	5,485
	Energy Transfer LP	4.950%	6/15/28	5,478	5,571
	Energy Transfer LP	6.100%	12/1/28	1,788	1,899
	Energy Transfer LP	5.250%	4/15/29	8,692	8,940
	Energy Transfer LP	5.250%	7/1/29	2,122	2,187
	EnLink Midstream Partners LP	4.850%	7/15/26	3,126	3,131
	Enterprise Products Operating LLC	5.050%	1/10/26	1,695	1,715
	Enterprise Products Operating LLC	3.700%	2/15/26	1,988	1,978
	Enterprise Products Operating LLC	4.150%	10/16/28	4,805	4,803
	Enterprise Products Operating LLC	3.125%	7/31/29	4,318	4,123
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	6,285	6,209
[1]	Enterprise Products Operating LLC	5.375%	2/15/78	4,508	4,303
	EOG Resources Inc.	4.150%	1/15/26	4,987	4,988
	EQT Corp.	3.900%	10/1/27	5,921	5,819
	EQT Corp.	5.700%	4/1/28	3,566	3,687
	EQT Corp.	5.000%	1/15/29	1,490	1,506
	Exxon Mobil Corp.	3.043%	3/1/26	19,622	19,382
	Exxon Mobil Corp.	3.294%	3/19/27	3,410	3,389
	Halliburton Co.	3.800%	11/15/25	3,809	3,782
[3]	Helmerich & Payne Inc.	4.650%	12/1/27	2,500	2,505
[3]	Helmerich & Payne Inc.	4.850%	12/1/29	2,000	1,972
	Hess Corp.	4.300%	4/1/27	6,203	6,202
	HF Sinclair Corp.	5.875%	4/1/26	7,657	7,761
	Kinder Morgan Inc.	1.750%	11/15/26	2,934	2,789
	Kinder Morgan Inc.	4.300%	3/1/28	7,575	7,590
	Kinder Morgan Inc.	5.100%	8/1/29	1,800	1,847
	Marathon Oil Corp.	4.400%	7/15/27	7,381	7,392
	Marathon Oil Corp.	5.300%	4/1/29	3,575	3,708
	Marathon Petroleum Corp.	5.125%	12/15/26	4,935	5,013
	Marathon Petroleum Corp.	3.800%	4/1/28	3,940	3,873
	MPLX LP	1.750%	3/1/26	5,666	5,457
	MPLX LP	4.125%	3/1/27	9,901	9,847
	MPLX LP	4.250%	12/1/27	979	975
	MPLX LP	4.000%	3/15/28	4,808	4,743
	MPLX LP	4.800%	2/15/29	4,975	5,051
	Northwest Pipeline LLC	4.000%	4/1/27	576	570
	Occidental Petroleum Corp.	5.500%	12/1/25	3,470	3,490
	Occidental Petroleum Corp.	5.550%	3/15/26	5,573	5,640
	Occidental Petroleum Corp.	8.500%	7/15/27	3,500	3,808
	Occidental Petroleum Corp.	6.375%	9/1/28	4,060	4,271
	Occidental Petroleum Corp.	5.200%	8/1/29	6,835	6,947
	ONEOK Inc.	5.850%	1/15/26	4,273	4,338
	ONEOK Inc.	5.000%	3/1/26	4,081	4,102
	ONEOK Inc.	5.550%	11/1/26	1,737	1,776
	ONEOK Inc.	4.000%	7/13/27	3,085	3,062
	ONEOK Inc.	4.250%	9/24/27	8,500	8,508
	ONEOK Inc.	4.550%	7/15/28	5,400	5,427
	ONEOK Inc.	5.650%	11/1/28	4,185	4,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	4.350%	3/15/29	4,105	4,083
	Ovintiv Inc.	5.375%	1/1/26	5,052	5,085
	Ovintiv Inc.	5.650%	5/15/28	5,330	5,500
	Patterson-UTI Energy Inc.	3.950%	2/1/28	3,200	3,081
	Phillips 66	1.300%	2/15/26	1,100	1,057
	Phillips 66	3.900%	3/15/28	5,854	5,791
	Phillips 66 Co.	3.550%	10/1/26	4,151	4,096
	Phillips 66 Co.	4.950%	12/1/27	5,026	5,145
	Pioneer Natural Resources Co.	1.125%	1/15/26	7,738	7,441
	Plains All American Pipeline LP	4.650%	10/15/25	8,570	8,561
	Plains All American Pipeline LP	4.500%	12/15/26	6,260	6,268
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	5,117	5,202
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,882	12,038
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	9,919	9,865
	Schlumberger Investment SA	4.500%	5/15/28	3,635	3,688
	Shell International Finance BV	2.875%	5/10/26	6,055	5,941
	Shell International Finance BV	2.500%	9/12/26	10,762	10,450
	Shell International Finance BV	3.875%	11/13/28	9,134	9,107
[3]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	2,005	2,020
[3]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	2,750	2,759
	Spectra Energy Partners LP	3.375%	10/15/26	6,021	5,915
	Targa Resources Corp.	5.200%	7/1/27	5,100	5,216
	Targa Resources Corp.	6.150%	3/1/29	5,795	6,175
	Targa Resources Partners LP	6.500%	7/15/27	4,850	4,918
	Targa Resources Partners LP	5.000%	1/15/28	4,932	4,935
	TC PipeLines LP	3.900%	5/25/27	5,450	5,364
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,919	2,092
	TotalEnergies Capital International SA	3.455%	2/19/29	7,555	7,381
	TotalEnergies Capital SA	3.883%	10/11/28	3,421	3,401
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,629	2,640
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,035	10,004
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,188	7,434
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,688	1,665
	Valero Energy Corp.	2.150%	9/15/27	2,383	2,249
	Valero Energy Corp.	4.350%	6/1/28	5,207	5,205
	Valero Energy Corp.	4.000%	4/1/29	2,600	2,566
	Valero Energy Partners LP	4.500%	3/15/28	4,571	4,583
	Western Midstream Operating LP	4.500%	3/1/28	2,245	2,224
	Western Midstream Operating LP	4.750%	8/15/28	1,481	1,480
	Western Midstream Operating LP	6.350%	1/15/29	4,973	5,281
	Williams Cos. Inc.	5.400%	3/2/26	3,668	3,715
	Williams Cos. Inc.	3.750%	6/15/27	3,975	3,917
	Williams Cos. Inc.	5.300%	8/15/28	6,377	6,587
	Williams Cos. Inc.	4.900%	3/15/29	9,375	9,528
					737,913
Financials (10.3%)
[1]	Aegon Ltd.	5.500%	4/11/48	5,113	5,104
	AerCap Ireland Capital DAC	4.450%	10/1/25	9,688	9,666
	AerCap Ireland Capital DAC	1.750%	1/30/26	11,430	11,016
	AerCap Ireland Capital DAC	4.450%	4/3/26	1,959	1,955
	AerCap Ireland Capital DAC	2.450%	10/29/26	38,225	36,721
	AerCap Ireland Capital DAC	6.100%	1/15/27	2,470	2,560
	AerCap Ireland Capital DAC	3.650%	7/21/27	1,091	1,070
	AerCap Ireland Capital DAC	3.875%	1/23/28	4,142	4,073
	AerCap Ireland Capital DAC	5.750%	6/6/28	5,648	5,888
	AerCap Ireland Capital DAC	3.000%	10/29/28	33,392	31,543
	AerCap Ireland Capital DAC	5.100%	1/19/29	4,705	4,817
	AerCap Ireland Capital DAC	4.625%	9/10/29	8,050	8,057
	Aflac Inc.	1.125%	3/15/26	2,603	2,489
	Aflac Inc.	2.875%	10/15/26	2,370	2,315
[1]	Air Lease Corp.	2.875%	1/15/26	8,390	8,217
[1]	Air Lease Corp.	3.750%	6/1/26	5,932	5,867
[1]	Air Lease Corp.	5.300%	6/25/26	2,300	2,338
	Air Lease Corp.	1.875%	8/15/26	4,804	4,590
	Air Lease Corp.	3.625%	4/1/27	4,190	4,126
	Air Lease Corp.	5.850%	12/15/27	4,210	4,392
	Air Lease Corp.	2.100%	9/1/28	5,800	5,307
	Air Lease Corp.	4.625%	10/1/28	1,490	1,496
	Air Lease Corp.	5.100%	3/1/29	3,000	3,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aircastle Ltd.	4.250%	6/15/26	4,884	4,848
	Allstate Corp.	0.750%	12/15/25	4,222	4,047
	Allstate Corp.	3.280%	12/15/26	4,997	4,911
	Allstate Corp.	5.050%	6/24/29	2,244	2,313
	Ally Financial Inc.	4.750%	6/9/27	5,186	5,181
	Ally Financial Inc.	7.100%	11/15/27	4,770	5,056
	Ally Financial Inc.	2.200%	11/2/28	6,341	5,704
	Ally Financial Inc.	6.992%	6/13/29	3,795	4,012
	American Express Co.	4.200%	11/6/25	6,563	6,566
	American Express Co.	4.900%	2/13/26	308	311
	American Express Co.	4.990%	5/1/26	14,930	14,943
	American Express Co.	3.125%	5/20/26	4,887	4,807
	American Express Co.	6.338%	10/30/26	3,075	3,136
	American Express Co.	1.650%	11/4/26	8,592	8,170
	American Express Co.	2.550%	3/4/27	9,690	9,353
	American Express Co.	5.645%	4/23/27	7,475	7,622
	American Express Co.	5.389%	7/28/27	6,865	7,002
	American Express Co.	5.850%	11/5/27	6,320	6,638
	American Express Co.	5.098%	2/16/28	10,585	10,788
	American Express Co.	5.043%	7/26/28	4,610	4,712
	American Express Co.	4.050%	5/3/29	855	857
	American Express Co.	5.282%	7/27/29	6,895	7,140
	American Express Co.	5.532%	4/25/30	10,135	10,621
	American International Group Inc.	4.200%	4/1/28	286	285
[1]	American International Group Inc.	5.750%	4/1/48	4,930	4,952
	American National Group Inc.	5.000%	6/15/27	4,059	4,084
[4]	American National Group Inc.	5.750%	10/1/29	1,700	1,709
	Ameriprise Financial Inc.	5.700%	12/15/28	3,140	3,324
	Aon Corp.	2.850%	5/28/27	4,927	4,782
	Aon Corp.	3.750%	5/2/29	6,866	6,703
	Aon Global Ltd.	3.875%	12/15/25	5,519	5,498
	Aon North America Inc.	5.125%	3/1/27	1,654	1,692
	Aon North America Inc.	5.150%	3/1/29	8,396	8,672
[3]	Apollo Debt Solutions BDC	6.900%	4/13/29	5,685	5,909
	Arch Capital Finance LLC	4.011%	12/15/26	3,695	3,675
	Ares Capital Corp.	3.875%	1/15/26	11,890	11,719
	Ares Capital Corp.	2.150%	7/15/26	5,774	5,492
	Ares Capital Corp.	7.000%	1/15/27	5,055	5,261
	Ares Capital Corp.	2.875%	6/15/27	1,110	1,050
	Ares Capital Corp.	2.875%	6/15/28	9,066	8,363
	Ares Capital Corp.	5.875%	3/1/29	6,895	7,060
	Ares Capital Corp.	5.950%	7/15/29	5,060	5,195
	Ares Management Corp.	6.375%	11/10/28	3,090	3,325
[3]	Ares Strategic Income Fund	6.350%	8/15/29	4,373	4,466
	Associated Banc-Corp.	6.455%	8/29/30	685	703
	Assurant Inc.	4.900%	3/27/28	1,820	1,835
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	2,050	2,176
[3]	Athene Global Funding	5.583%	1/9/29	2,000	2,070
	Athene Holding Ltd.	4.125%	1/12/28	6,364	6,280
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	5,420	5,497
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	4,727	4,702
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	3,075	3,110
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	5,255	5,323
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	2,593	2,634
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	4,300	4,407
	AXIS Specialty Finance plc	4.000%	12/6/27	2,050	2,019
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,825
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,292
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	6,950	7,266
	Banco Santander SA	5.179%	11/19/25	10,067	10,090
	Banco Santander SA	1.849%	3/25/26	5,205	5,004
	Banco Santander SA	4.250%	4/11/27	13,316	13,256
	Banco Santander SA	5.294%	8/18/27	9,267	9,481
	Banco Santander SA	1.722%	9/14/27	8,723	8,262
	Banco Santander SA	6.527%	11/7/27	6,715	7,009
	Banco Santander SA	3.800%	2/23/28	3,515	3,436
	Banco Santander SA	5.552%	3/14/28	6,045	6,177
	Banco Santander SA	4.175%	3/24/28	10,199	10,106
[1]	Banco Santander SA	5.365%	7/15/28	6,240	6,386
	Banco Santander SA	5.588%	8/8/28	8,655	9,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	6.607%	11/7/28	8,065	8,747
	Banco Santander SA	3.306%	6/27/29	5,850	5,593
	Banco Santander SA	5.538%	3/14/30	6,610	6,838
[1]	Bank of America Corp.	4.450%	3/3/26	7,646	7,656
[1]	Bank of America Corp.	3.500%	4/19/26	6,304	6,243
	Bank of America Corp.	6.220%	9/15/26	2,349	2,439
[1]	Bank of America Corp.	4.250%	10/22/26	14,490	14,473
[1]	Bank of America Corp.	1.197%	10/24/26	11,724	11,322
	Bank of America Corp.	5.080%	1/20/27	13,375	13,487
[1]	Bank of America Corp.	1.658%	3/11/27	18,643	17,918
[1]	Bank of America Corp.	3.559%	4/23/27	30,047	29,684
	Bank of America Corp.	1.734%	7/22/27	62,608	59,777
[1]	Bank of America Corp.	4.183%	11/25/27	18,465	18,412
[1]	Bank of America Corp.	3.824%	1/20/28	17,858	17,655
[1]	Bank of America Corp.	2.551%	2/4/28	11,584	11,128
	Bank of America Corp.	4.376%	4/27/28	24,370	24,404
[1]	Bank of America Corp.	4.948%	7/22/28	36,299	36,929
	Bank of America Corp.	6.204%	11/10/28	20,411	21,540
[1]	Bank of America Corp.	3.419%	12/20/28	13,595	13,229
[1]	Bank of America Corp.	3.970%	3/5/29	15,984	15,794
	Bank of America Corp.	5.202%	4/25/29	31,965	32,865
[1]	Bank of America Corp.	2.087%	6/14/29	9,385	8,665
[1]	Bank of America Corp.	4.271%	7/23/29	15,008	14,964
	Bank of America Corp.	5.819%	9/15/29	35,875	37,757
[1]	Bank of America Corp.	3.974%	2/7/30	10,910	10,715
	Bank of Montreal	5.300%	6/5/26	6,350	6,470
[1]	Bank of Montreal	1.250%	9/15/26	9,971	9,442
[1]	Bank of Montreal	0.949%	1/22/27	14,725	14,072
[1]	Bank of Montreal	2.650%	3/8/27	9,880	9,553
[1]	Bank of Montreal	4.567%	9/10/27	5,090	5,129
[1]	Bank of Montreal	4.700%	9/14/27	4,415	4,491
	Bank of Montreal	5.203%	2/1/28	13,187	13,595
	Bank of Montreal	5.717%	9/25/28	5,245	5,529
[1]	Bank of Montreal	6.699%	Perpetual	117	116
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	4,995	4,899
[1]	Bank of New York Mellon Corp.	5.148%	5/22/26	4,935	4,954
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,375	1,339
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	4,172	3,996
	Bank of New York Mellon Corp.	4.947%	4/26/27	10,670	10,772
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	7,097	6,963
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,960	7,835
[1]	Bank of New York Mellon Corp.	1.650%	7/14/28	3,594	3,293
	Bank of New York Mellon Corp.	4.890%	7/21/28	5,825	5,932
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	9,075	9,513
[1]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,045	2,904
	Bank of New York Mellon Corp.	4.543%	2/1/29	9,330	9,441
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	6,405	6,889
[1]	Bank of New York Mellon Corp.	4.975%	3/14/30	5,565	5,741
	Bank of Nova Scotia	4.500%	12/16/25	7,907	7,888
	Bank of Nova Scotia	4.750%	2/2/26	3,338	3,360
	Bank of Nova Scotia	1.050%	3/2/26	7,034	6,737
	Bank of Nova Scotia	1.350%	6/24/26	4,785	4,571
	Bank of Nova Scotia	2.700%	8/3/26	12,436	12,124
	Bank of Nova Scotia	1.300%	9/15/26	6,644	6,295
	Bank of Nova Scotia	2.951%	3/11/27	10,875	10,579
[1]	Bank of Nova Scotia	5.400%	6/4/27	2,400	2,475
	Bank of Nova Scotia	5.250%	6/12/28	7,614	7,881
[1]	Bank of Nova Scotia	5.450%	8/1/29	1,875	1,962
	BankUnited Inc.	4.875%	11/17/25	3,507	3,487
	Barclays plc	4.375%	1/12/26	19,199	19,168
[1]	Barclays plc	2.852%	5/7/26	8,061	7,956
	Barclays plc	5.200%	5/12/26	19,213	19,337
	Barclays plc	7.325%	11/2/26	5,340	5,481
	Barclays plc	5.829%	5/9/27	15,105	15,395
	Barclays plc	2.279%	11/24/27	10,533	10,046
	Barclays plc	4.337%	1/10/28	1,985	1,972
	Barclays plc	5.674%	3/12/28	7,380	7,581
	Barclays plc	4.836%	5/9/28	7,961	7,966
	Barclays plc	5.501%	8/9/28	12,941	13,275
	Barclays plc	4.837%	9/10/28	2,266	2,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	7.385%	11/2/28	22,554	24,359
[1]	Barclays plc	4.972%	5/16/29	2,806	2,837
	Barclays plc	6.490%	9/13/29	8,114	8,659
	Barclays plc	5.690%	3/12/30	12,725	13,238
[1]	Barclays plc	5.088%	6/20/30	8,887	8,913
	Barclays plc	4.942%	9/10/30	8,518	8,595
	Barings BDC Inc.	7.000%	2/15/29	2,500	2,617
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,680	1,627
	Berkshire Hathaway Inc.	3.125%	3/15/26	17,487	17,281
	BGC Group Inc.	8.000%	5/25/28	3,200	3,445
	BlackRock Funding Inc.	4.600%	7/26/27	3,575	3,656
	BlackRock Inc.	3.200%	3/15/27	1,188	1,170
	BlackRock Inc.	3.250%	4/30/29	5,050	4,902
	BlackRock TCP Capital Corp.	6.950%	5/30/29	1,900	1,937
	Blackstone Private Credit Fund	2.625%	12/15/26	6,248	5,907
	Blackstone Private Credit Fund	3.250%	3/15/27	11,574	11,027
[3]	Blackstone Private Credit Fund	4.950%	9/26/27	2,500	2,478
[3]	Blackstone Private Credit Fund	7.300%	11/27/28	2,570	2,736
[3]	Blackstone Private Credit Fund	5.950%	7/16/29	3,000	3,053
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,693	4,599
	Blackstone Secured Lending Fund	2.750%	9/16/26	4,934	4,718
	Blackstone Secured Lending Fund	2.125%	2/15/27	864	806
	Blackstone Secured Lending Fund	5.875%	11/15/27	4,420	4,494
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,250	3,877
	Blue Owl Capital Corp.	4.250%	1/15/26	4,819	4,763
	Blue Owl Capital Corp.	3.400%	7/15/26	4,900	4,744
	Blue Owl Capital Corp.	2.625%	1/15/27	4,904	4,628
	Blue Owl Capital Corp.	2.875%	6/11/28	3,867	3,542
	Blue Owl Capital Corp.	5.950%	3/15/29	3,525	3,599
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/27	7,000	7,371
	Blue Owl Credit Income Corp.	7.950%	6/13/28	7,440	7,953
[3]	Blue Owl Credit Income Corp.	6.600%	9/15/29	3,000	3,077
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	2,000	1,864
[3]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	4,200	4,219
[1]	BPCE SA	3.375%	12/2/26	3,815	3,751
	Brookfield Finance Inc.	4.250%	6/2/26	2,832	2,830
	Brookfield Finance Inc.	3.900%	1/25/28	5,250	5,178
	Brookfield Finance Inc.	4.850%	3/29/29	6,660	6,783
	Brown & Brown Inc.	4.500%	3/15/29	2,000	2,008
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,635	4,475
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,600	6,290
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	2,000	2,050
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,866	2,816
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	4,910	5,044
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	2,800	2,814
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	8,630	8,837
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	4,650	4,940
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	6,580	6,833
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	4,259	4,288
	Capital One Financial Corp.	4.200%	10/29/25	14,077	13,977
	Capital One Financial Corp.	2.636%	3/3/26	8,042	7,952
	Capital One Financial Corp.	3.750%	7/28/26	6,704	6,612
	Capital One Financial Corp.	3.750%	3/9/27	10,080	9,952
	Capital One Financial Corp.	7.149%	10/29/27	5,160	5,438
	Capital One Financial Corp.	4.927%	5/10/28	7,460	7,547
	Capital One Financial Corp.	5.468%	2/1/29	20,570	21,092
	Capital One Financial Corp.	6.312%	6/8/29	10,560	11,118
	Capital One Financial Corp.	5.700%	2/1/30	10,541	10,923
	Capital One Financial Corp.	3.273%	3/1/30	4,700	4,419
	Capital One Financial Corp.	5.463%	7/26/30	5,681	5,830
	Cboe Global Markets Inc.	3.650%	1/12/27	5,335	5,276
	Charles Schwab Corp.	0.900%	3/11/26	3,688	3,514
	Charles Schwab Corp.	1.150%	5/13/26	13,676	13,043
	Charles Schwab Corp.	3.200%	3/2/27	5,663	5,535
	Charles Schwab Corp.	2.450%	3/3/27	12,989	12,473
	Charles Schwab Corp.	3.200%	1/25/28	1,425	1,384
	Charles Schwab Corp.	2.000%	3/20/28	7,005	6,522
	Charles Schwab Corp.	4.000%	2/1/29	25	25
	Charles Schwab Corp.	5.643%	5/19/29	9,080	9,483
	Charles Schwab Corp.	3.250%	5/22/29	3,120	2,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	6.196%	11/17/29	10,750	11,482
	Chubb INA Holdings LLC	3.350%	5/3/26	6,459	6,383
	Chubb INA Holdings LLC	4.650%	8/15/29	4,000	4,091
[1]	Cincinnati Financial Corp.	6.920%	5/15/28	2,500	2,730
[1]	Citibank NA	5.438%	4/30/26	11,460	11,687
	Citibank NA	4.929%	8/6/26	4,000	4,059
[1]	Citibank NA	5.488%	12/4/26	12,903	13,275
	Citibank NA	5.803%	9/29/28	16,856	17,842
	Citibank NA	4.838%	8/6/29	6,630	6,784
	Citigroup Inc.	3.700%	1/12/26	6,407	6,365
	Citigroup Inc.	4.600%	3/9/26	5,886	5,901
	Citigroup Inc.	3.400%	5/1/26	4,327	4,272
	Citigroup Inc.	3.200%	10/21/26	5,546	5,431
	Citigroup Inc.	4.300%	11/20/26	6,467	6,460
	Citigroup Inc.	1.122%	1/28/27	14,202	13,587
	Citigroup Inc.	1.462%	6/9/27	2,939	2,801
	Citigroup Inc.	4.450%	9/29/27	14,136	14,147
[1]	Citigroup Inc.	3.887%	1/10/28	11,967	11,846
[1]	Citigroup Inc.	3.070%	2/24/28	62,522	60,764
	Citigroup Inc.	4.658%	5/24/28	25,194	25,395
[1]	Citigroup Inc.	3.668%	7/24/28	9,750	9,576
	Citigroup Inc.	4.125%	7/25/28	13,084	12,968
[1]	Citigroup Inc.	3.520%	10/27/28	14,695	14,343
[1]	Citigroup Inc.	4.075%	4/23/29	15,332	15,179
	Citigroup Inc.	5.174%	2/13/30	11,035	11,328
	Citigroup Inc.	4.542%	9/19/30	8,000	8,010
[1]	Citizens Bank NA	3.750%	2/18/26	3,216	3,174
	Citizens Bank NA	4.575%	8/9/28	5,657	5,652
	Citizens Financial Group Inc.	2.850%	7/27/26	3,383	3,278
	Citizens Financial Group Inc.	5.841%	1/23/30	4,205	4,374
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,684
	CME Group Inc.	3.750%	6/15/28	6,675	6,637
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,381
	CNA Financial Corp.	3.450%	8/15/27	3,933	3,848
	CNA Financial Corp.	3.900%	5/1/29	2,800	2,747
	CNO Financial Group Inc.	5.250%	5/30/29	2,900	2,935
	Comerica Inc.	4.000%	2/1/29	2,818	2,727
	Comerica Inc.	5.982%	1/30/30	4,500	4,638
	Commonwealth Bank of Australia	5.316%	3/13/26	7,645	7,785
	Cooperatieve Rabobank UA	4.850%	1/9/26	5,510	5,557
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,311	8,186
	Cooperatieve Rabobank UA	5.500%	10/5/26	5,193	5,341
	Cooperatieve Rabobank UA	4.800%	1/9/29	4,500	4,614
	Corebridge Financial Inc.	3.650%	4/5/27	29,412	28,934
	Corebridge Financial Inc.	3.850%	4/5/29	8,746	8,520
	Corebridge Financial Inc.	6.875%	12/15/52	5,525	5,716
	Deutsche Bank AG	4.100%	1/13/26	855	849
[1]	Deutsche Bank AG	4.100%	1/13/26	4,535	4,494
	Deutsche Bank AG	1.686%	3/19/26	8,673	8,355
	Deutsche Bank AG	2.129%	11/24/26	8,527	8,259
	Deutsche Bank AG	7.146%	7/13/27	7,770	8,090
	Deutsche Bank AG	5.371%	9/9/27	2,057	2,118
	Deutsche Bank AG	2.311%	11/16/27	10,635	10,112
	Deutsche Bank AG	2.552%	1/7/28	11,032	10,513
	Deutsche Bank AG	5.706%	2/8/28	4,737	4,838
	Deutsche Bank AG	6.720%	1/18/29	11,890	12,583
	Deutsche Bank AG	5.414%	5/10/29	5,315	5,521
	Deutsche Bank AG	6.819%	11/20/29	11,485	12,351
	Deutsche Bank AG	4.999%	9/11/30	5,000	5,028
	Deutsche Bank AG	4.875%	12/1/32	4,717	4,654
[1]	Discover Bank	4.250%	3/13/26	2,926	2,912
[1]	Discover Bank	3.450%	7/27/26	795	779
[1]	Discover Bank	4.650%	9/13/28	7,153	7,149
	Discover Financial Services	4.500%	1/30/26	3,619	3,614
	Discover Financial Services	4.100%	2/9/27	14,190	14,064
	Eaton Vance Corp.	3.500%	4/6/27	3,062	3,013
	Enact Holdings Inc.	6.250%	5/28/29	4,395	4,567
	Enstar Finance LLC	5.500%	1/15/42	4,062	3,795
	Enstar Group Ltd.	4.950%	6/1/29	3,133	3,150
	Equitable Holdings Inc.	4.350%	4/20/28	12,039	11,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essent Group Ltd.	6.250%	7/1/29	2,900	3,025
	F&G Annuities & Life Inc.	7.400%	1/13/28	3,570	3,770
	F&G Annuities & Life Inc.	6.500%	6/4/29	1,845	1,900
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,193	4,241
	Fidelity National Financial Inc.	4.500%	8/15/28	2,295	2,304
	Fifth Third Bancorp	2.550%	5/5/27	3,448	3,305
	Fifth Third Bancorp	1.707%	11/1/27	4,485	4,243
	Fifth Third Bancorp	4.055%	4/25/28	4,225	4,177
	Fifth Third Bancorp	6.339%	7/27/29	15,037	15,980
	Fifth Third Bancorp	4.772%	7/28/30	5,821	5,865
[1]	Fifth Third Bank NA	3.850%	3/15/26	14,328	14,181
[1]	Fifth Third Bank NA	2.250%	2/1/27	6,876	6,566
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	3,071	3,214
[3]	Franklin BSP Capital Corp.	7.200%	6/15/29	1,000	1,025
	FS KKR Capital Corp.	3.400%	1/15/26	5,839	5,693
	FS KKR Capital Corp.	2.625%	1/15/27	2,894	2,723
	FS KKR Capital Corp.	7.875%	1/15/29	4,103	4,410
	FS KKR Capital Corp.	6.875%	8/15/29	3,250	3,382
	GATX Corp.	3.250%	9/15/26	2,135	2,088
	GATX Corp.	5.400%	3/15/27	250	256
	GATX Corp.	3.850%	3/30/27	3,497	3,447
	GATX Corp.	4.550%	11/7/28	3,705	3,725
	GATX Corp.	4.700%	4/1/29	505	509
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	565	558
	Globe Life Inc.	4.550%	9/15/28	3,531	3,532
[1]	Goldman Sachs Bank USA	5.283%	3/18/27	12,315	12,475
	Goldman Sachs Bank USA	5.414%	5/21/27	11,725	11,915
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,346
	Goldman Sachs Group Inc.	4.250%	10/21/25	26,312	26,219
	Goldman Sachs Group Inc.	3.750%	2/25/26	16,409	16,302
	Goldman Sachs Group Inc.	3.500%	11/16/26	4,260	4,196
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	14,799	14,197
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,654	4,822
	Goldman Sachs Group Inc.	3.850%	1/26/27	11,821	11,713
	Goldman Sachs Group Inc.	1.431%	3/9/27	14,921	14,277
	Goldman Sachs Group Inc.	1.542%	9/10/27	13,699	12,984
	Goldman Sachs Group Inc.	1.948%	10/21/27	50,073	47,737
	Goldman Sachs Group Inc.	2.640%	2/24/28	16,420	15,779
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,271	15,025
	Goldman Sachs Group Inc.	4.482%	8/23/28	29,231	29,385
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	11,095	10,877
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	24,389	24,244
	Goldman Sachs Group Inc.	6.484%	10/24/29	8,770	9,445
	Goldman Sachs Group Inc.	5.727%	4/25/30	14,858	15,615
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	4,211
	Golub Capital BDC Inc.	7.050%	12/5/28	3,105	3,274
	Golub Capital BDC Inc.	6.000%	7/15/29	3,500	3,558
[3]	Golub Capital Private Credit Fund	5.800%	9/12/29	1,450	1,445
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,870	2,865
	Hercules Capital Inc.	2.625%	9/16/26	407	385
	Hercules Capital Inc.	3.375%	1/20/27	594	566
	Horace Mann Educators Corp.	7.250%	9/15/28	1,110	1,204
[3]	HPS Corporate Lending Fund	6.750%	1/30/29	3,000	3,106
[3]	HPS Corporate Lending Fund	6.250%	9/30/29	3,000	3,054
	HSBC Holdings plc	4.300%	3/8/26	21,438	21,401
	HSBC Holdings plc	3.900%	5/25/26	20,902	20,737
[1]	HSBC Holdings plc	2.099%	6/4/26	19,352	18,981
	HSBC Holdings plc	7.336%	11/3/26	399	410
	HSBC Holdings plc	4.375%	11/23/26	4,502	4,482
	HSBC Holdings plc	1.589%	5/24/27	10,099	9,636
	HSBC Holdings plc	2.251%	11/22/27	13,109	12,510
[1]	HSBC Holdings plc	4.041%	3/13/28	29,166	28,856
	HSBC Holdings plc	5.597%	5/17/28	9,284	9,535
	HSBC Holdings plc	4.755%	6/9/28	6,275	6,319
	HSBC Holdings plc	5.210%	8/11/28	20,625	21,044
	HSBC Holdings plc	7.390%	11/3/28	11,862	12,840
	HSBC Holdings plc	6.161%	3/9/29	14,158	14,901
[1]	HSBC Holdings plc	4.583%	6/19/29	20,737	20,749
	HSBC Holdings plc	2.206%	8/17/29	24,190	22,174
[1]	HSBC Holdings plc	3.973%	5/22/30	25,355	24,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC USA Inc.	5.294%	3/4/27	5,395	5,530
	Huntington Bancshares Inc.	4.443%	8/4/28	5,675	5,685
	Huntington Bancshares Inc.	6.208%	8/21/29	9,251	9,786
	Huntington National Bank	4.552%	5/17/28	4,990	4,993
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	2,249	2,217
	ING Groep NV	3.950%	3/29/27	8,947	8,874
	ING Groep NV	1.726%	4/1/27	4,480	4,299
	ING Groep NV	4.017%	3/28/28	12,740	12,643
	ING Groep NV	4.550%	10/2/28	7,430	7,483
	ING Groep NV	5.335%	3/19/30	9,125	9,444
	Intercontinental Exchange Inc.	3.750%	12/1/25	10,766	10,705
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,914	3,812
	Intercontinental Exchange Inc.	4.000%	9/15/27	11,712	11,729
	Intercontinental Exchange Inc.	3.625%	9/1/28	11,115	10,884
	Intercontinental Exchange Inc.	4.350%	6/15/29	1,968	1,983
	Invesco Finance plc	3.750%	1/15/26	1,348	1,337
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,807	5,877
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,730	1,816
	Jefferies Financial Group Inc.	5.875%	7/21/28	6,548	6,834
	JPMorgan Chase & Co.	3.300%	4/1/26	5,535	5,467
	JPMorgan Chase & Co.	3.200%	6/15/26	3,541	3,491
	JPMorgan Chase & Co.	2.950%	10/1/26	13,505	13,229
	JPMorgan Chase & Co.	7.625%	10/15/26	4,460	4,761
	JPMorgan Chase & Co.	1.045%	11/19/26	23,800	22,878
	JPMorgan Chase & Co.	4.125%	12/15/26	25,959	25,947
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	18,720	18,612
	JPMorgan Chase & Co.	1.040%	2/4/27	20,417	19,516
	JPMorgan Chase & Co.	1.578%	4/22/27	71,392	68,425
	JPMorgan Chase & Co.	8.000%	4/29/27	2,710	2,971
	JPMorgan Chase & Co.	1.470%	9/22/27	14,408	13,652
	JPMorgan Chase & Co.	5.040%	1/23/28	5,987	6,088
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	27,184	26,887
	JPMorgan Chase & Co.	2.947%	2/24/28	11,677	11,325
	JPMorgan Chase & Co.	5.571%	4/22/28	30,145	31,082
	JPMorgan Chase & Co.	4.323%	4/26/28	7,659	7,674
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	1,270	1,247
	JPMorgan Chase & Co.	4.979%	7/22/28	5,733	5,843
	JPMorgan Chase & Co.	4.851%	7/25/28	29,718	30,262
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	12,409	12,116
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	15,440	15,273
	JPMorgan Chase & Co.	2.069%	6/1/29	9,435	8,729
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	5,155	5,135
	JPMorgan Chase & Co.	5.299%	7/24/29	6,672	6,902
	JPMorgan Chase & Co.	6.087%	10/23/29	24,425	26,018
	JPMorgan Chase & Co.	5.012%	1/23/30	30,565	31,348
	JPMorgan Chase & Co.	5.581%	4/22/30	12,915	13,559
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	14,726	14,324
	JPMorgan Chase & Co.	4.995%	7/22/30	10,550	10,841
	KeyBank NA	4.700%	1/26/26	5,935	5,941
[1]	KeyBank NA	5.850%	11/15/27	10,400	10,779
[1]	KeyBank NA	6.950%	2/1/28	2,000	2,119
[1]	KeyBank NA	3.900%	4/13/29	2,055	1,962
[1]	KeyCorp	4.150%	10/29/25	4,686	4,659
[1]	KeyCorp	2.250%	4/6/27	8,684	8,222
[1]	KeyCorp	4.100%	4/30/28	4,695	4,623
	Lazard Group LLC	3.625%	3/1/27	2,585	2,532
	Lazard Group LLC	4.500%	9/19/28	6,850	6,813
	Lazard Group LLC	4.375%	3/11/29	3,560	3,526
	Legg Mason Inc.	4.750%	3/15/26	4,075	4,101
	Lincoln National Corp.	3.625%	12/12/26	4,874	4,809
	Lincoln National Corp.	3.800%	3/1/28	2,655	2,606
	Lloyds Banking Group plc	4.582%	12/10/25	906	903
	Lloyds Banking Group plc	4.650%	3/24/26	6,924	6,910
	Lloyds Banking Group plc	3.750%	1/11/27	3,553	3,514
	Lloyds Banking Group plc	1.627%	5/11/27	3,405	3,254
	Lloyds Banking Group plc	5.462%	1/5/28	5,326	5,445
	Lloyds Banking Group plc	3.750%	3/18/28	9,549	9,404
	Lloyds Banking Group plc	4.375%	3/22/28	19,061	19,036
	Lloyds Banking Group plc	4.550%	8/16/28	3,536	3,555
[1]	Lloyds Banking Group plc	3.574%	11/7/28	4,817	4,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	5.871%	3/6/29	8,425	8,785
	Lloyds Banking Group plc	5.721%	6/5/30	8,150	8,541
	LPL Holdings Inc.	5.700%	5/20/27	2,900	2,965
	LPL Holdings Inc.	6.750%	11/17/28	3,405	3,661
	M&T Bank Corp.	4.553%	8/16/28	4,936	4,940
	M&T Bank Corp.	7.413%	10/30/29	4,845	5,306
	Main Street Capital Corp.	3.000%	7/14/26	3,981	3,815
	Main Street Capital Corp.	6.500%	6/4/27	2,700	2,761
	Main Street Capital Corp.	6.950%	3/1/29	1,800	1,878
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,920	6,963
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,469	6,462
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,948	2,864
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,486	8,527
	Manulife Financial Corp.	4.150%	3/4/26	4,714	4,704
	Manulife Financial Corp.	2.484%	5/19/27	5,379	5,168
[1]	Manulife Financial Corp.	4.061%	2/24/32	4,952	4,881
	Markel Group Inc.	3.500%	11/1/27	1,755	1,714
	Markel Group Inc.	3.350%	9/17/29	1,700	1,614
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,061	4,037
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	8,321	8,411
	Mastercard Inc.	2.950%	11/21/26	9,193	9,018
	Mastercard Inc.	3.300%	3/26/27	10,516	10,368
	Mastercard Inc.	4.100%	1/15/28	3,452	3,477
	Mastercard Inc.	4.875%	3/9/28	9,000	9,294
	Mastercard Inc.	2.950%	6/1/29	5,414	5,188
	Mercury General Corp.	4.400%	3/15/27	3,240	3,206
	MetLife Inc.	3.600%	11/13/25	4,604	4,571
	MGIC Investment Corp.	5.250%	8/15/28	1,232	1,224
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,391	6,351
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,141	5,977
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	37,201	35,418
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,251	10,045
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	9,125	8,648
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	7,183	6,871
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	16,830	16,723
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	4,941	4,911
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	4,193	4,276
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	10,516	10,485
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	5,460	5,624
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	6,535	6,727
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	10,128	9,648
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	6,050	6,259
	Mizuho Financial Group Inc.	2.651%	5/22/26	4,900	4,834
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,341	8,201
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,189	6,037
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,915	3,862
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,986	2,837
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,850	10,327
	Mizuho Financial Group Inc.	4.018%	3/5/28	4,185	4,152
	Mizuho Financial Group Inc.	5.414%	9/13/28	8,766	9,041
	Mizuho Financial Group Inc.	5.667%	5/27/29	4,052	4,218
	Mizuho Financial Group Inc.	5.778%	7/6/29	9,215	9,635
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	3,538	3,508
	Mizuho Financial Group Inc.	3.261%	5/22/30	1,739	1,654
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	4,200	3,951
	Morgan Stanley	5.000%	11/24/25	9,719	9,768
[1]	Morgan Stanley	3.875%	1/27/26	13,827	13,767
[1]	Morgan Stanley	3.125%	7/27/26	4,931	4,844
[1]	Morgan Stanley	6.250%	8/9/26	5,990	6,212
[1]	Morgan Stanley	4.350%	9/8/26	19,644	19,688
	Morgan Stanley	6.138%	10/16/26	7,405	7,523
	Morgan Stanley	0.985%	12/10/26	23,940	22,937
	Morgan Stanley	3.625%	1/20/27	9,780	9,687
	Morgan Stanley	5.050%	1/28/27	14,990	15,133
	Morgan Stanley	3.950%	4/23/27	6,358	6,293
	Morgan Stanley	1.593%	5/4/27	33,746	32,300
[1]	Morgan Stanley	1.512%	7/20/27	39,964	38,004
	Morgan Stanley	2.475%	1/21/28	17,395	16,701
	Morgan Stanley	4.210%	4/20/28	35,801	35,731
	Morgan Stanley	6.296%	10/18/28	19,361	20,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	3.772%	1/24/29	10,663	10,482
	Morgan Stanley	5.123%	2/1/29	10,680	10,944
[1]	Morgan Stanley	5.164%	4/20/29	17,024	17,496
	Morgan Stanley	5.449%	7/20/29	24,400	25,341
	Morgan Stanley	5.173%	1/16/30	33,305	34,329
	Morgan Stanley	5.656%	4/18/30	22,385	23,549
	Morgan Stanley	5.042%	7/19/30	11,665	11,984
[1]	Morgan Stanley Bank NA	4.754%	4/21/26	9,253	9,338
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	9,580	9,924
[1]	Morgan Stanley Bank NA	4.952%	1/14/28	4,445	4,511
[1]	Morgan Stanley Bank NA	5.504%	5/26/28	12,447	12,838
[1]	Morgan Stanley Bank NA	4.968%	7/14/28	4,100	4,188
[3]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	2,500	2,532
	Nasdaq Inc.	3.850%	6/30/26	3,071	3,051
	Nasdaq Inc.	5.350%	6/28/28	12,010	12,467
	National Australia Bank Ltd.	4.750%	12/10/25	2,180	2,193
	National Australia Bank Ltd.	4.966%	1/12/26	15,059	15,216
	National Australia Bank Ltd.	3.375%	1/14/26	1,916	1,899
[1]	National Australia Bank Ltd.	2.500%	7/12/26	16,763	16,339
	National Australia Bank Ltd.	5.087%	6/11/27	3,600	3,699
	National Australia Bank Ltd.	4.944%	1/12/28	5,325	5,459
	National Australia Bank Ltd.	4.900%	6/13/28	16,400	16,833
	National Australia Bank Ltd.	4.787%	1/10/29	2,865	2,941
	National Bank of Canada	5.600%	12/18/28	8,375	8,757
	NatWest Group plc	4.800%	4/5/26	8,269	8,310
	NatWest Group plc	7.472%	11/10/26	14,505	14,936
	NatWest Group plc	5.847%	3/2/27	5,945	6,052
	NatWest Group plc	5.583%	3/1/28	1,075	1,103
[1]	NatWest Group plc	3.073%	5/22/28	15,843	15,310
	NatWest Group plc	5.516%	9/30/28	12,826	13,235
[1]	NatWest Group plc	4.892%	5/18/29	20,477	20,686
[1]	NatWest Group plc	4.445%	5/8/30	7,065	7,015
	NatWest Group plc	4.964%	8/15/30	5,785	5,873
	NatWest Group plc	6.475%	6/1/34	6,100	6,422
	Nomura Holdings Inc.	1.653%	7/14/26	1,955	1,859
	Nomura Holdings Inc.	2.329%	1/22/27	14,375	13,679
	Nomura Holdings Inc.	5.594%	7/2/27	1,885	1,939
	Nomura Holdings Inc.	5.386%	7/6/27	5,172	5,285
	Nomura Holdings Inc.	6.070%	7/12/28	4,950	5,204
	Nomura Holdings Inc.	2.172%	7/14/28	5,248	4,809
	Northern Trust Corp.	3.950%	10/30/25	6,090	6,066
	Northern Trust Corp.	4.000%	5/10/27	6,177	6,183
	Northern Trust Corp.	3.650%	8/3/28	3,400	3,362
	Northern Trust Corp.	3.150%	5/3/29	3,175	3,062
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,501	2,341
[3]	Oaktree Strategic Credit Fund	8.400%	11/14/28	1,900	2,055
[3]	Oaktree Strategic Credit Fund	6.500%	7/23/29	2,000	2,030
	Old Republic International Corp.	3.875%	8/26/26	4,606	4,561
	ORIX Corp.	5.000%	9/13/27	4,115	4,186
	ORIX Corp.	4.650%	9/10/29	1,808	1,817
	PartnerRe Finance B LLC	3.700%	7/2/29	2,800	2,717
[1]	PNC Bank NA	4.200%	11/1/25	3,106	3,093
[1]	PNC Bank NA	3.100%	10/25/27	3,859	3,743
[1]	PNC Bank NA	4.050%	7/26/28	5,352	5,315
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,367	6,027
	PNC Financial Services Group Inc.	4.758%	1/26/27	2,600	2,610
	PNC Financial Services Group Inc.	3.150%	5/19/27	11,809	11,514
	PNC Financial Services Group Inc.	5.102%	7/23/27	6,000	6,086
	PNC Financial Services Group Inc.	6.615%	10/20/27	6,505	6,798
	PNC Financial Services Group Inc.	5.300%	1/21/28	2,050	2,097
	PNC Financial Services Group Inc.	5.354%	12/2/28	9,011	9,312
	PNC Financial Services Group Inc.	3.450%	4/23/29	7,315	7,103
	PNC Financial Services Group Inc.	5.582%	6/12/29	18,101	18,837
	PNC Financial Services Group Inc.	5.492%	5/14/30	18,975	19,827
	Principal Financial Group Inc.	3.700%	5/15/29	2,330	2,272
[1]	Private Export Funding Corp.	3.900%	10/15/27	2,850	2,855
[1]	Private Export Funding Corp.	4.300%	12/15/28	2,650	2,705
[1]	Private Export Funding Corp.	3.650%	3/15/30	2,250	2,230
	Progressive Corp.	2.500%	3/15/27	6,428	6,200
	Progressive Corp.	4.000%	3/1/29	4,579	4,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prospect Capital Corp.	3.706%	1/22/26	4,126	4,000
	Prospect Capital Corp.	3.364%	11/15/26	1,865	1,737
[1]	Prudential Financial Inc.	1.500%	3/10/26	1,567	1,512
[1]	Prudential Financial Inc.	5.375%	5/15/45	2,648	2,636
[1]	Prudential Financial Inc.	4.500%	9/15/47	1,245	1,226
[1]	Prudential Financial Inc.	5.700%	9/15/48	2,746	2,780
	Radian Group Inc.	6.200%	5/15/29	3,825	3,998
	Regions Financial Corp.	1.800%	8/12/28	4,257	3,843
	Regions Financial Corp.	5.722%	6/6/30	4,000	4,144
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,043	1,037
	Reinsurance Group of America Inc.	3.900%	5/15/29	3,500	3,420
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,369
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	2,422	2,349
[1]	Royal Bank of Canada	0.875%	1/20/26	11,252	10,797
[1]	Royal Bank of Canada	4.650%	1/27/26	14,859	14,890
	Royal Bank of Canada	1.200%	4/27/26	17,479	16,737
[1]	Royal Bank of Canada	1.150%	7/14/26	6,622	6,292
[1]	Royal Bank of Canada	1.400%	11/2/26	6,811	6,457
[1]	Royal Bank of Canada	4.875%	1/19/27	4,675	4,763
[1]	Royal Bank of Canada	2.050%	1/21/27	3,120	2,987
	Royal Bank of Canada	3.625%	5/4/27	3,258	3,226
[1]	Royal Bank of Canada	5.069%	7/23/27	4,855	4,930
[1]	Royal Bank of Canada	4.240%	8/3/27	12,760	12,838
[1]	Royal Bank of Canada	4.900%	1/12/28	14,050	14,372
[1]	Royal Bank of Canada	5.200%	8/1/28	6,920	7,185
[1]	Royal Bank of Canada	4.950%	2/1/29	2,872	2,960
	Santander Holdings USA Inc.	3.244%	10/5/26	17,201	16,734
	Santander Holdings USA Inc.	4.400%	7/13/27	10,267	10,239
	Santander Holdings USA Inc.	2.490%	1/6/28	9,670	9,168
	Santander Holdings USA Inc.	6.499%	3/9/29	5,938	6,215
	Santander UK Group Holdings plc	1.673%	6/14/27	4,740	4,509
	Santander UK Group Holdings plc	2.469%	1/11/28	19,816	18,867
	Santander UK Group Holdings plc	6.534%	1/10/29	9,891	10,482
	SiriusPoint Ltd.	7.000%	4/5/29	1,111	1,166
[3]	Sixth Street Lending Partners	6.500%	3/11/29	4,463	4,576
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	3,041	2,903
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,306	1,377
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	2,325	2,389
	State Street Corp.	5.104%	5/18/26	5,500	5,515
	State Street Corp.	5.272%	8/3/26	7,188	7,346
	State Street Corp.	4.993%	3/18/27	4,000	4,094
	State Street Corp.	2.203%	2/7/28	4,619	4,419
	State Street Corp.	4.530%	2/20/29	2,850	2,877
	State Street Corp.	5.684%	11/21/29	7,675	8,097
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	5,999	5,745
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,818	8,756
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	4,240	4,355
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	20,030	18,983
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,238	14,869
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,290	17,993
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	13,174	12,581
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	790	771
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	13,278	13,763
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	8,385	8,812
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,995	6,916
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	22,580	20,588
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	3,284	3,417
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	5,302	4,992
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	3,000	2,831
	Synchrony Bank	5.625%	8/23/27	13,747	13,991
	Synchrony Financial	3.700%	8/4/26	4,437	4,355
	Synchrony Financial	5.150%	3/19/29	3,555	3,551
	Synovus Bank	5.625%	2/15/28	3,740	3,760
[1]	Toronto-Dominion Bank	0.750%	1/6/26	4,495	4,308
	Toronto-Dominion Bank	5.103%	1/9/26	10,710	10,830
[1]	Toronto-Dominion Bank	1.200%	6/3/26	3,146	2,999
[1]	Toronto-Dominion Bank	5.532%	7/17/26	6,290	6,450
[1]	Toronto-Dominion Bank	1.250%	9/10/26	15,692	14,891
[1]	Toronto-Dominion Bank	1.950%	1/12/27	6,705	6,426
[1]	Toronto-Dominion Bank	2.800%	3/10/27	11,009	10,675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toronto-Dominion Bank	4.980%	4/5/27	2,835	2,893
	Toronto-Dominion Bank	4.108%	6/8/27	17,185	17,183
[1]	Toronto-Dominion Bank	4.693%	9/15/27	13,677	13,895
	Toronto-Dominion Bank	5.156%	1/10/28	7,475	7,699
[1]	Toronto-Dominion Bank	5.523%	7/17/28	11,354	11,875
	Toronto-Dominion Bank	5.146%	9/10/34	3,450	3,491
	Trinity Acquisition plc	4.400%	3/15/26	5,860	5,845
[1]	Truist Bank	3.300%	5/15/26	470	462
[1]	Truist Bank	3.800%	10/30/26	4,606	4,555
[1]	Truist Financial Corp.	1.267%	3/2/27	7,509	7,160
[1]	Truist Financial Corp.	6.047%	6/8/27	8,315	8,533
[1]	Truist Financial Corp.	1.125%	8/3/27	3,752	3,447
[1]	Truist Financial Corp.	4.123%	6/6/28	15,203	15,096
[1]	Truist Financial Corp.	4.873%	1/26/29	12,885	13,021
[1]	Truist Financial Corp.	1.887%	6/7/29	4,715	4,310
[1]	Truist Financial Corp.	7.161%	10/30/29	10,760	11,801
[1]	Truist Financial Corp.	5.435%	1/24/30	9,130	9,451
	UBS AG	1.250%	8/7/26	8,640	8,202
	UBS AG	7.500%	2/15/28	23,274	25,560
	UBS AG	5.650%	9/11/28	9,765	10,245
	UBS Group AG	4.550%	4/17/26	13,354	13,387
[1]	US Bancorp	3.950%	11/17/25	3,275	3,266
[1]	US Bancorp	3.100%	4/27/26	13,004	12,769
[1]	US Bancorp	2.375%	7/22/26	9,838	9,572
	US Bancorp	5.727%	10/21/26	11,960	12,110
[1]	US Bancorp	3.150%	4/27/27	15,910	15,596
	US Bancorp	6.787%	10/26/27	4,235	4,447
[1]	US Bancorp	3.900%	4/26/28	7,670	7,597
[1]	US Bancorp	4.548%	7/22/28	10,087	10,162
	US Bancorp	4.653%	2/1/29	335	338
	US Bancorp	5.775%	6/12/29	7,712	8,081
[1]	US Bancorp	3.000%	7/30/29	1,055	991
	US Bancorp	5.384%	1/23/30	19,490	20,224
	US Bancorp	5.100%	7/23/30	6,520	6,709
	Visa Inc.	3.150%	12/14/25	23,638	23,383
	Visa Inc.	1.900%	4/15/27	13,197	12,606
	Visa Inc.	0.750%	8/15/27	2,944	2,715
	Visa Inc.	2.750%	9/15/27	620	603
	Voya Financial Inc.	3.650%	6/15/26	3,500	3,458
[1]	Voya Financial Inc.	4.700%	1/23/48	1,425	1,293
	Wachovia Corp.	7.574%	8/1/26	184	194
	Webster Financial Corp.	4.100%	3/25/29	1,810	1,747
	Wells Fargo & Co.	3.000%	4/22/26	31,228	30,676
[1]	Wells Fargo & Co.	4.100%	6/3/26	13,732	13,684
	Wells Fargo & Co.	3.000%	10/23/26	22,506	21,995
[1]	Wells Fargo & Co.	3.196%	6/17/27	2,697	2,646
[1]	Wells Fargo & Co.	4.300%	7/22/27	15,290	15,316
[1]	Wells Fargo & Co.	3.526%	3/24/28	34,683	34,028
[1]	Wells Fargo & Co.	5.707%	4/22/28	24,955	25,773
[1]	Wells Fargo & Co.	3.584%	5/22/28	19,739	19,357
[1]	Wells Fargo & Co.	4.808%	7/25/28	31,926	32,294
[1]	Wells Fargo & Co.	5.574%	7/25/29	29,641	30,836
	Wells Fargo & Co.	5.198%	1/23/30	24,615	25,376
	Wells Fargo Bank NA	4.811%	1/15/26	6,260	6,307
[1]	Wells Fargo Bank NA	5.450%	8/7/26	6,711	6,872
	Wells Fargo Bank NA	5.254%	12/11/26	10,650	10,915
	Western Union Co.	1.350%	3/15/26	4,570	4,361
	Westpac Banking Corp.	5.512%	11/17/25	3,430	3,481
	Westpac Banking Corp.	5.200%	4/16/26	4,490	4,572
	Westpac Banking Corp.	2.850%	5/13/26	18,522	18,184
	Westpac Banking Corp.	3.350%	3/8/27	6,517	6,426
	Westpac Banking Corp.	5.457%	11/18/27	14,540	15,138
	Westpac Banking Corp.	3.400%	1/25/28	7,527	7,376
	Westpac Banking Corp.	5.535%	11/17/28	9,140	9,657
	Westpac Banking Corp.	1.953%	11/20/28	5,567	5,124
	Westpac Banking Corp.	5.050%	4/16/29	4,635	4,816
[1]	Westpac Banking Corp.	4.322%	11/23/31	5,172	5,135
	Willis North America Inc.	4.650%	6/15/27	9,098	9,175
	Willis North America Inc.	4.500%	9/15/28	689	689
	Willis North America Inc.	2.950%	9/15/29	4,100	3,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wintrust Financial Corp.	4.850%	6/6/29	1,825	1,747
					6,119,483
Health Care (2.1%)
	Abbott Laboratories	3.750%	11/30/26	5,858	5,854
	Abbott Laboratories	1.150%	1/30/28	4,975	4,570
	AbbVie Inc.	3.200%	5/14/26	4,830	4,768
	AbbVie Inc.	2.950%	11/21/26	19,979	19,560
	AbbVie Inc.	4.800%	3/15/27	13,850	14,117
	AbbVie Inc.	4.250%	11/14/28	9,098	9,193
	AbbVie Inc.	4.800%	3/15/29	9,490	9,765
	AbbVie Inc.	3.200%	11/21/29	9,500	9,083
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,431	2,403
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,616
	Agilent Technologies Inc.	2.750%	9/15/29	3,000	2,789
	Amgen Inc.	5.507%	3/2/26	8,760	8,760
	Amgen Inc.	2.600%	8/19/26	6,450	6,273
	Amgen Inc.	2.200%	2/21/27	19,077	18,262
	Amgen Inc.	5.150%	3/2/28	30,305	31,218
	Amgen Inc.	1.650%	8/15/28	5,385	4,902
	Amgen Inc.	4.050%	8/18/29	7,600	7,536
	AstraZeneca Finance LLC	1.200%	5/28/26	4,853	4,646
	AstraZeneca Finance LLC	4.800%	2/26/27	8,415	8,579
	AstraZeneca Finance LLC	4.875%	3/3/28	6,528	6,707
	AstraZeneca Finance LLC	1.750%	5/28/28	7,058	6,517
	AstraZeneca Finance LLC	4.850%	2/26/29	3,414	3,520
	AstraZeneca plc	3.375%	11/16/25	11,119	11,030
	AstraZeneca plc	0.700%	4/8/26	12,075	11,500
	AstraZeneca plc	3.125%	6/12/27	7,020	6,880
	AstraZeneca plc	4.000%	1/17/29	6,370	6,372
	Baxalta Inc.	4.000%	6/23/25	11,029	10,974
	Baxter International Inc.	2.600%	8/15/26	5,924	5,740
	Baxter International Inc.	1.915%	2/1/27	13,956	13,215
	Becton Dickinson & Co.	3.700%	6/6/27	13,485	13,320
	Becton Dickinson & Co.	4.693%	2/13/28	4,514	4,570
	Becton Dickinson & Co.	5.081%	6/7/29	3,345	3,455
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	3,168
	Bristol-Myers Squibb Co.	0.750%	11/13/25	5,314	5,121
	Bristol-Myers Squibb Co.	4.950%	2/20/26	5,630	5,702
	Bristol-Myers Squibb Co.	3.200%	6/15/26	7,732	7,633
	Bristol-Myers Squibb Co.	4.900%	2/22/27	4,105	4,192
	Bristol-Myers Squibb Co.	1.125%	11/13/27	5,180	4,758
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,900	4,838
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,175	9,138
	Bristol-Myers Squibb Co.	4.900%	2/22/29	9,965	10,300
	Bristol-Myers Squibb Co.	3.400%	7/26/29	13,087	12,712
	Cardinal Health Inc.	3.410%	6/15/27	3,612	3,540
	Cardinal Health Inc.	5.125%	2/15/29	4,000	4,115
	Cencora Inc.	3.450%	12/15/27	5,131	5,018
	Centene Corp.	4.250%	12/15/27	13,490	13,256
	Centene Corp.	2.450%	7/15/28	15,468	14,247
[1]	CHRISTUS Health	4.341%	7/1/28	2,000	1,998
[1]	Cigna Group	4.500%	2/25/26	2,977	2,984
	Cigna Group	1.250%	3/15/26	2,308	2,209
[1]	Cigna Group	3.400%	3/1/27	14,188	13,928
	Cigna Group	4.375%	10/15/28	21,950	22,034
	Cigna Group	5.000%	5/15/29	5,750	5,917
	CommonSpirit Health	1.547%	10/1/25	4,716	4,551
	CommonSpirit Health	6.073%	11/1/27	3,000	3,152
	CVS Health Corp.	5.000%	2/20/26	419	422
	CVS Health Corp.	2.875%	6/1/26	9,453	9,231
	CVS Health Corp.	3.000%	8/15/26	3,820	3,732
	CVS Health Corp.	3.625%	4/1/27	3,221	3,176
	CVS Health Corp.	1.300%	8/21/27	5,465	5,022
	CVS Health Corp.	4.300%	3/25/28	28,537	28,450
	CVS Health Corp.	5.000%	1/30/29	2,014	2,056
	CVS Health Corp.	5.400%	6/1/29	3,810	3,953
	CVS Health Corp.	3.250%	8/15/29	16,559	15,644
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,075	4,072
	Elevance Health Inc.	5.350%	10/15/25	2,748	2,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	4.900%	2/8/26	3,745	3,745
	Elevance Health Inc.	1.500%	3/15/26	4,410	4,242
	Elevance Health Inc.	4.101%	3/1/28	17,181	17,109
	Elevance Health Inc.	5.150%	6/15/29	3,257	3,378
	Elevance Health Inc.	2.875%	9/15/29	4,700	4,410
	Eli Lilly & Co.	4.500%	2/9/27	4,949	5,017
	Eli Lilly & Co.	5.500%	3/15/27	2,725	2,835
	Eli Lilly & Co.	4.150%	8/14/27	2,290	2,312
	Eli Lilly & Co.	4.500%	2/9/29	7,275	7,448
	Eli Lilly & Co.	3.375%	3/15/29	8,933	8,734
	Eli Lilly & Co.	4.200%	8/14/29	3,211	3,241
	GE HealthCare Technologies Inc.	5.600%	11/15/25	8,725	8,819
	GE HealthCare Technologies Inc.	5.650%	11/15/27	9,803	10,191
	GE HealthCare Technologies Inc.	4.800%	8/14/29	5,775	5,884
	Gilead Sciences Inc.	3.650%	3/1/26	24,339	24,145
	Gilead Sciences Inc.	2.950%	3/1/27	8,605	8,391
	Gilead Sciences Inc.	1.200%	10/1/27	2,540	2,342
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	8,510	8,469
	GlaxoSmithKline Capital plc	3.375%	6/1/29	5,969	5,796
	HCA Inc.	5.875%	2/15/26	10,126	10,233
	HCA Inc.	5.250%	6/15/26	9,673	9,743
	HCA Inc.	5.375%	9/1/26	6,402	6,474
	HCA Inc.	4.500%	2/15/27	3,405	3,410
	HCA Inc.	3.125%	3/15/27	11,180	10,863
	HCA Inc.	5.200%	6/1/28	5,045	5,174
	HCA Inc.	5.625%	9/1/28	8,485	8,810
	HCA Inc.	5.875%	2/1/29	5,995	6,282
	HCA Inc.	3.375%	3/15/29	4,500	4,298
	HCA Inc.	4.125%	6/15/29	11,650	11,470
	Humana Inc.	3.950%	3/15/27	3,735	3,701
	Humana Inc.	5.750%	3/1/28	2,400	2,504
	Humana Inc.	5.750%	12/1/28	2,887	3,035
	Humana Inc.	3.700%	3/23/29	4,400	4,282
	Humana Inc.	3.125%	8/15/29	2,800	2,643
	Icon Investments Six DAC	5.849%	5/8/29	3,140	3,300
	Illumina Inc.	5.800%	12/12/25	2,960	2,998
	Illumina Inc.	4.650%	9/9/26	1,850	1,862
	Illumina Inc.	5.750%	12/13/27	4,875	5,064
	IQVIA Inc.	5.700%	5/15/28	820	852
	IQVIA Inc.	6.250%	2/1/29	7,575	8,054
	Johnson & Johnson	2.450%	3/1/26	11,585	11,366
	Johnson & Johnson	2.950%	3/3/27	13,078	12,850
	Johnson & Johnson	0.950%	9/1/27	1,381	1,280
	Johnson & Johnson	2.900%	1/15/28	8,667	8,457
	Johnson & Johnson	4.800%	6/1/29	7,335	7,635
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,122	4,040
	Laboratory Corp. of America Holdings	1.550%	6/1/26	4,935	4,714
	Laboratory Corp. of America Holdings	2.950%	12/1/29	1,075	1,000
	McKesson Corp.	0.900%	12/3/25	4,421	4,253
	McKesson Corp.	3.950%	2/16/28	2,300	2,289
	McKesson Corp.	4.900%	7/15/28	1,064	1,095
	McKesson Corp.	4.250%	9/15/29	3,750	3,758
	Medtronic Global Holdings SCA	4.250%	3/30/28	7,870	7,936
	Merck & Co. Inc.	0.750%	2/24/26	6,003	5,747
	Merck & Co. Inc.	1.700%	6/10/27	16,414	15,551
	Merck & Co. Inc.	4.050%	5/17/28	4,000	4,035
	Merck & Co. Inc.	3.400%	3/7/29	10,574	10,329
	Mylan Inc.	4.550%	4/15/28	5,845	5,830
	Novartis Capital Corp.	3.000%	11/20/25	6,062	5,991
	Novartis Capital Corp.	2.000%	2/14/27	15,227	14,615
	Novartis Capital Corp.	3.100%	5/17/27	5,164	5,072
	Novartis Capital Corp.	3.800%	9/18/29	4,650	4,615
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	2,217	2,134
	Pfizer Inc.	2.750%	6/3/26	13,494	13,231
	Pfizer Inc.	3.000%	12/15/26	9,388	9,208
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	17,767	17,879
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	30,030	30,474
	Pharmacia LLC	6.600%	12/1/28	7,507	8,196
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,742	2,657
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	2,000	1,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	3.450%	6/1/26	8,169	8,061
	Quest Diagnostics Inc.	4.600%	12/15/27	2,400	2,432
	Quest Diagnostics Inc.	4.200%	6/30/29	1,500	1,492
	Revvity Inc.	1.900%	9/15/28	3,170	2,887
	Revvity Inc.	3.300%	9/15/29	4,875	4,604
	Royalty Pharma plc	1.750%	9/2/27	6,230	5,805
	Sanofi SA	3.625%	6/19/28	5,570	5,521
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	300	295
	Smith & Nephew plc	5.150%	3/20/27	1,579	1,607
[3]	Solventum Corp.	5.450%	2/25/27	6,600	6,737
[3]	Solventum Corp.	5.400%	3/1/29	7,662	7,883
[1]	SSM Health Care Corp.	3.823%	6/1/27	2,994	2,968
	SSM Health Care Corp.	4.894%	6/1/28	3,500	3,568
	Stryker Corp.	3.375%	11/1/25	4,494	4,453
	Stryker Corp.	3.500%	3/15/26	1,763	1,745
	Stryker Corp.	3.650%	3/7/28	4,867	4,796
	Stryker Corp.	4.250%	9/11/29	2,500	2,505
[1]	Sutter Health	3.695%	8/15/28	2,300	2,238
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,693	10,963
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	5,465	5,582
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	5,038	5,165
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	4,487	4,116
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	5,950	6,167
	UnitedHealth Group Inc.	5.150%	10/15/25	7,068	7,141
	UnitedHealth Group Inc.	3.700%	12/15/25	4,862	4,839
	UnitedHealth Group Inc.	1.250%	1/15/26	1,382	1,334
	UnitedHealth Group Inc.	3.100%	3/15/26	2,012	1,987
	UnitedHealth Group Inc.	1.150%	5/15/26	10,747	10,275
	UnitedHealth Group Inc.	4.750%	7/15/26	2,290	2,324
	UnitedHealth Group Inc.	3.450%	1/15/27	5,220	5,166
	UnitedHealth Group Inc.	3.375%	4/15/27	7,925	7,819
	UnitedHealth Group Inc.	4.600%	4/15/27	2,985	3,039
	UnitedHealth Group Inc.	3.700%	5/15/27	6,490	6,459
	UnitedHealth Group Inc.	5.250%	2/15/28	5,744	5,975
	UnitedHealth Group Inc.	3.850%	6/15/28	7,995	7,959
	UnitedHealth Group Inc.	3.875%	12/15/28	5,138	5,106
	UnitedHealth Group Inc.	4.250%	1/15/29	5,458	5,502
	UnitedHealth Group Inc.	4.700%	4/15/29	2,225	2,281
	UnitedHealth Group Inc.	4.000%	5/15/29	4,925	4,915
	UnitedHealth Group Inc.	2.875%	8/15/29	5,700	5,406
	Universal Health Services Inc.	1.650%	9/1/26	4,495	4,257
	Universal Health Services Inc.	4.625%	10/15/29	2,000	1,988
	Utah Acquisition Sub Inc.	3.950%	6/15/26	9,704	9,607
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,857	4,779
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	3,000	3,114
	Zoetis Inc.	5.400%	11/14/25	4,980	5,027
	Zoetis Inc.	3.900%	8/20/28	813	807
					1,221,062
Industrials (1.7%)
[1]	3M Co.	2.250%	9/19/26	2,389	2,303
	3M Co.	2.875%	10/15/27	5,330	5,141
[1]	3M Co.	3.625%	9/14/28	2,805	2,756
[1]	3M Co.	3.375%	3/1/29	4,665	4,514
	3M Co.	2.375%	8/26/29	5,680	5,225
	AGCO Corp.	5.450%	3/21/27	2,350	2,397
[1]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	2,285	2,211
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	1,618	1,533
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	3,178	3,032
	Amphenol Corp.	5.050%	4/5/27	2,635	2,698
	Amphenol Corp.	5.050%	4/5/29	2,635	2,719
	Amphenol Corp.	4.350%	6/1/29	2,840	2,861
[1]	BNSF Funding Trust I	6.613%	12/15/55	3,664	3,713
	Boeing Co.	2.600%	10/30/25	4,984	4,846
	Boeing Co.	2.750%	2/1/26	5,012	4,866
	Boeing Co.	2.196%	2/4/26	29,582	28,503
	Boeing Co.	3.100%	5/1/26	4,884	4,730
	Boeing Co.	2.250%	6/15/26	5,904	5,635
	Boeing Co.	2.700%	2/1/27	5,834	5,531
	Boeing Co.	5.040%	5/1/27	16,598	16,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Boeing Co.	6.259%	5/1/27	5,880	6,075
	Boeing Co.	3.250%	2/1/28	7,707	7,304
	Boeing Co.	3.200%	3/1/29	5,570	5,155
[3]	Boeing Co.	6.298%	5/1/29	8,915	9,378
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,030	4,950
	Canadian National Railway Co.	2.750%	3/1/26	3,337	3,278
	Canadian Pacific Railway Co.	1.750%	12/2/26	9,341	8,888
	Carrier Global Corp.	2.493%	2/15/27	14,605	14,111
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	2,957	2,852
	Caterpillar Financial Services Corp.	5.050%	2/27/26	4,700	4,770
	Caterpillar Financial Services Corp.	0.900%	3/2/26	6,106	5,856
[1]	Caterpillar Financial Services Corp.	4.350%	5/15/26	7,500	7,547
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	3,179
	Caterpillar Financial Services Corp.	4.450%	10/16/26	3,750	3,794
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,166	8,728
	Caterpillar Financial Services Corp.	5.000%	5/14/27	5,030	5,168
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,063	10,989
	Caterpillar Financial Services Corp.	4.400%	10/15/27	2,530	2,563
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,000	4,970
	CNH Industrial Capital LLC	5.450%	10/14/25	2,299	2,320
	CNH Industrial Capital LLC	1.875%	1/15/26	4,318	4,177
	CNH Industrial Capital LLC	4.550%	4/10/28	12,130	12,196
	CNH Industrial Capital LLC	5.500%	1/12/29	3,595	3,748
	CNH Industrial Capital LLC	5.100%	4/20/29	3,500	3,604
	CSX Corp.	3.350%	11/1/25	7,982	7,907
	CSX Corp.	2.600%	11/1/26	5,512	5,361
	CSX Corp.	3.250%	6/1/27	1,530	1,502
	CSX Corp.	4.250%	3/15/29	5,720	5,764
	Cummins Inc.	4.900%	2/20/29	3,000	3,100
[3]	Delta Air Lines Inc.	4.750%	10/20/28	9,800	9,784
	Dover Corp.	3.150%	11/15/25	3,421	3,371
	Eaton Corp.	3.103%	9/15/27	5,324	5,199
	Embraer Netherlands Finance BV	5.400%	2/1/27	2,800	2,855
	Emerson Electric Co.	0.875%	10/15/26	3,884	3,659
	Emerson Electric Co.	1.800%	10/15/27	4,923	4,620
	Emerson Electric Co.	2.000%	12/21/28	6,600	6,094
	FedEx Corp.	3.250%	4/1/26	3,911	3,855
	FedEx Corp.	4.200%	10/17/28	5,675	5,682
	Fortive Corp.	3.150%	6/15/26	5,338	5,234
	General Dynamics Corp.	3.500%	4/1/27	5,090	5,040
	General Dynamics Corp.	2.625%	11/15/27	4,140	3,985
	General Dynamics Corp.	3.750%	5/15/28	8,409	8,345
	HEICO Corp.	5.250%	8/1/28	2,106	2,174
	Hexcel Corp.	4.200%	2/15/27	3,769	3,699
	Honeywell International Inc.	2.500%	11/1/26	5,234	5,096
	Honeywell International Inc.	1.100%	3/1/27	7,776	7,284
	Honeywell International Inc.	4.650%	7/30/27	3,485	3,555
	Honeywell International Inc.	4.950%	2/15/28	4,580	4,742
	Honeywell International Inc.	4.250%	1/15/29	4,870	4,938
	Honeywell International Inc.	2.700%	8/15/29	4,775	4,510
	Howmet Aerospace Inc.	3.000%	1/15/29	2,397	2,275
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,642	5,494
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,655	2,438
	IDEX Corp.	4.950%	9/1/29	2,875	2,939
	Illinois Tool Works Inc.	2.650%	11/15/26	6,451	6,303
	Ingersoll Rand Inc.	5.197%	6/15/27	5,150	5,279
	Ingersoll Rand Inc.	5.400%	8/14/28	1,150	1,198
	Ingersoll Rand Inc.	5.176%	6/15/29	5,390	5,576
	Jacobs Engineering Group Inc.	6.350%	8/18/28	3,725	3,964
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,677	5,644
[1]	John Deere Capital Corp.	4.800%	1/9/26	2,836	2,863
[1]	John Deere Capital Corp.	0.700%	1/15/26	5,439	5,215
[1]	John Deere Capital Corp.	5.050%	3/3/26	3,205	3,252
[1]	John Deere Capital Corp.	4.950%	3/6/26	9,625	9,747
[1]	John Deere Capital Corp.	4.750%	6/8/26	2,395	2,428
[1]	John Deere Capital Corp.	1.050%	6/17/26	4,715	4,493
[1]	John Deere Capital Corp.	5.150%	9/8/26	2,970	3,039
[1]	John Deere Capital Corp.	2.250%	9/14/26	4,849	4,701
[1]	John Deere Capital Corp.	1.300%	10/13/26	4,930	4,675
[1]	John Deere Capital Corp.	1.700%	1/11/27	5,035	4,787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	4.850%	3/5/27	10,125	10,332
[1]	John Deere Capital Corp.	1.750%	3/9/27	1,581	1,500
[1]	John Deere Capital Corp.	4.900%	6/11/27	4,050	4,151
[1]	John Deere Capital Corp.	4.150%	9/15/27	14,440	14,547
[1]	John Deere Capital Corp.	3.050%	1/6/28	290	282
[1]	John Deere Capital Corp.	4.750%	1/20/28	12,130	12,420
[1]	John Deere Capital Corp.	4.900%	3/3/28	6,525	6,720
[1]	John Deere Capital Corp.	4.950%	7/14/28	12,586	12,991
[1]	John Deere Capital Corp.	3.450%	3/7/29	3,900	3,810
[1]	John Deere Capital Corp.	3.350%	4/18/29	3,370	3,281
[1]	John Deere Capital Corp.	4.850%	6/11/29	2,956	3,053
[1]	Johnson Controls International plc	3.900%	2/14/26	3,064	3,042
	Johnson Controls International plc	5.500%	4/19/29	4,100	4,293
	Keysight Technologies Inc.	4.600%	4/6/27	4,545	4,573
	Kirby Corp.	4.200%	3/1/28	4,693	4,641
	L3Harris Technologies Inc.	5.400%	1/15/27	3,580	3,676
	L3Harris Technologies Inc.	4.400%	6/15/28	7,769	7,798
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	9,413	9,452
	Lennox International Inc.	5.500%	9/15/28	3,200	3,332
	LKQ Corp.	5.750%	6/15/28	10,975	11,389
	Lockheed Martin Corp.	4.950%	10/15/25	3,535	3,560
	Lockheed Martin Corp.	3.550%	1/15/26	6,312	6,269
	Lockheed Martin Corp.	5.100%	11/15/27	8,410	8,704
	Lockheed Martin Corp.	4.450%	5/15/28	9,681	9,830
	Lockheed Martin Corp.	4.500%	2/15/29	4,995	5,086
	MasTec Inc.	5.900%	6/15/29	2,960	3,083
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	3,850	3,898
	Norfolk Southern Corp.	2.900%	6/15/26	8,015	7,852
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,478
	Norfolk Southern Corp.	3.800%	8/1/28	1,900	1,884
	Northrop Grumman Corp.	3.200%	2/1/27	6,095	5,973
	Northrop Grumman Corp.	3.250%	1/15/28	17,826	17,323
	Otis Worldwide Corp.	2.293%	4/5/27	4,599	4,396
	Otis Worldwide Corp.	5.250%	8/16/28	5,895	6,104
[1]	PACCAR Financial Corp.	5.050%	8/10/26	2,010	2,053
	PACCAR Financial Corp.	5.000%	5/13/27	3,500	3,595
	PACCAR Financial Corp.	4.450%	8/6/27	4,500	4,570
	PACCAR Financial Corp.	4.600%	1/10/28	4,975	5,063
[1]	PACCAR Financial Corp.	4.950%	8/10/28	2,140	2,214
[1]	PACCAR Financial Corp.	4.600%	1/31/29	7,500	7,694
	PACCAR Financial Corp.	4.000%	9/26/29	3,950	3,940
	Parker-Hannifin Corp.	3.250%	3/1/27	2,915	2,854
	Parker-Hannifin Corp.	4.250%	9/15/27	7,555	7,580
	Parker-Hannifin Corp.	3.250%	6/14/29	5,775	5,546
	Parker-Hannifin Corp.	4.500%	9/15/29	5,680	5,746
	Pentair Finance Sarl	4.500%	7/1/29	2,300	2,291
	Regal Rexnord Corp.	6.050%	2/15/26	6,325	6,432
	Regal Rexnord Corp.	6.050%	4/15/28	5,422	5,632
	Republic Services Inc.	0.875%	11/15/25	3,707	3,565
	Republic Services Inc.	2.900%	7/1/26	4,783	4,686
	Republic Services Inc.	3.950%	5/15/28	1,342	1,335
	Republic Services Inc.	4.875%	4/1/29	4,500	4,626
	RTX Corp.	5.000%	2/27/26	1,973	1,993
	RTX Corp.	5.750%	11/8/26	17,525	18,074
	RTX Corp.	3.500%	3/15/27	8,198	8,075
	RTX Corp.	3.125%	5/4/27	12,826	12,514
	RTX Corp.	4.125%	11/16/28	14,714	14,669
[1]	Ryder System Inc.	1.750%	9/1/26	3,268	3,111
[1]	Ryder System Inc.	2.850%	3/1/27	2,205	2,132
[1]	Ryder System Inc.	5.650%	3/1/28	4,800	5,002
[1]	Ryder System Inc.	5.250%	6/1/28	6,505	6,708
	Ryder System Inc.	6.300%	12/1/28	2,955	3,175
[1]	Ryder System Inc.	5.375%	3/15/29	3,344	3,470
[1]	Ryder System Inc.	4.950%	9/1/29	900	917
	Southwest Airlines Co.	5.125%	6/15/27	6,796	6,913
	Southwest Airlines Co.	3.450%	11/16/27	2,310	2,236
	Teledyne Technologies Inc.	1.600%	4/1/26	3,282	3,146
	Teledyne Technologies Inc.	2.250%	4/1/28	5,536	5,166
	Textron Inc.	4.000%	3/15/26	2,375	2,365
	Textron Inc.	3.650%	3/15/27	4,167	4,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trane Technologies Financing Ltd.	3.800%	3/21/29	4,720	4,647
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	5,000	4,932
	Trimble Inc.	4.900%	6/15/28	3,293	3,341
	Tyco Electronics Group SA	4.500%	2/13/26	4,865	4,891
	Tyco Electronics Group SA	3.700%	2/15/26	3,224	3,200
	Tyco Electronics Group SA	3.125%	8/15/27	5,407	5,276
	Union Pacific Corp.	2.750%	3/1/26	2,341	2,298
	Union Pacific Corp.	3.950%	9/10/28	11,000	10,991
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,944
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,204	2,170
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	3,465	3,393
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	7,763	7,922
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	3,345	3,315
	United Parcel Service Inc.	2.400%	11/15/26	4,903	4,747
	United Parcel Service Inc.	3.050%	11/15/27	7,145	6,950
	Veralto Corp.	5.350%	9/18/28	5,525	5,754
	Vontier Corp.	1.800%	4/1/26	4,122	3,945
	Waste Connections Inc.	3.500%	5/1/29	2,940	2,862
	Waste Management Inc.	0.750%	11/15/25	4,533	4,362
	Waste Management Inc.	4.950%	7/3/27	3,838	3,941
	Waste Management Inc.	3.150%	11/15/27	9,970	9,742
	Waste Management Inc.	4.875%	2/15/29	6,991	7,229
	Waste Management Inc.	2.000%	6/1/29	3,975	3,635
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	4,875	4,791
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	6,903	6,990
	Xylem Inc.	3.250%	11/1/26	2,274	2,228
	Xylem Inc.	1.950%	1/30/28	4,715	4,377
					998,914
Materials (0.5%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,718	3,618
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,282	5,019
	Albemarle Corp.	4.650%	6/1/27	2,795	2,809
	Amcor Group Finance plc	5.450%	5/23/29	3,045	3,156
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	4,407	4,153
	ArcelorMittal SA	4.550%	3/11/26	3,122	3,120
	ArcelorMittal SA	6.550%	11/29/27	5,058	5,368
	Berry Global Inc.	1.570%	1/15/26	6,212	5,979
	Berry Global Inc.	1.650%	1/15/27	6,125	5,751
	Berry Global Inc.	5.500%	4/15/28	4,340	4,453
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	7,769	7,842
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	5,050	5,161
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	6,865	7,005
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	2,463	2,547
	Cabot Corp.	4.000%	7/1/29	1,422	1,410
	Celanese US Holdings LLC	1.400%	8/5/26	3,225	3,042
	Celanese US Holdings LLC	6.165%	7/15/27	14,555	15,088
	Celanese US Holdings LLC	6.350%	11/15/28	5,697	6,019
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,450	3,349
	CRH SMW Finance DAC	5.200%	5/21/29	4,400	4,552
	Dow Chemical Co.	4.800%	11/30/28	3,700	3,778
	DuPont de Nemours Inc.	4.493%	11/15/25	10,053	10,032
	DuPont de Nemours Inc.	4.725%	11/15/28	13,960	14,232
	Eastman Chemical Co.	4.500%	12/1/28	3,050	3,067
	Ecolab Inc.	2.700%	11/1/26	6,488	6,323
	Ecolab Inc.	3.250%	12/1/27	4,080	3,992
	Ecolab Inc.	5.250%	1/15/28	2,710	2,819
	EIDP Inc.	4.500%	5/15/26	4,200	4,227
	FMC Corp.	5.150%	5/18/26	2,076	2,096
	FMC Corp.	3.200%	10/1/26	4,690	4,578
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,725	4,749
	Freeport-McMoRan Inc.	4.125%	3/1/28	3,250	3,207
	Freeport-McMoRan Inc.	4.375%	8/1/28	356	353
	Freeport-McMoRan Inc.	5.250%	9/1/29	691	701
	Huntsman International LLC	4.500%	5/1/29	4,360	4,283
	Kinross Gold Corp.	4.500%	7/15/27	3,850	3,861
	Linde Inc.	4.700%	12/5/25	4,670	4,704
	Linde Inc.	3.200%	1/30/26	4,297	4,252
	LYB International Finance II BV	3.500%	3/2/27	2,095	2,054
	LYB International Finance III LLC	1.250%	10/1/25	3,315	3,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic Co.	4.050%	11/15/27	5,115	5,064
	Mosaic Co.	5.375%	11/15/28	2,500	2,591
	Newmont Corp.	5.300%	3/15/26	5,750	5,823
	Nucor Corp.	4.300%	5/23/27	4,260	4,293
	Nucor Corp.	3.950%	5/1/28	1,582	1,575
	Nutrien Ltd.	5.950%	11/7/25	3,075	3,123
	Nutrien Ltd.	4.000%	12/15/26	4,081	4,052
	Nutrien Ltd.	5.200%	6/21/27	2,350	2,410
	Nutrien Ltd.	4.900%	3/27/28	4,568	4,660
	Nutrien Ltd.	4.200%	4/1/29	4,525	4,510
	Packaging Corp. of America	3.400%	12/15/27	3,867	3,774
	PPG Industries Inc.	1.200%	3/15/26	5,605	5,358
	PPG Industries Inc.	3.750%	3/15/28	1,536	1,512
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,205	5,734
	Rohm & Haas Co.	7.850%	7/15/29	1,405	1,598
	RPM International Inc.	3.750%	3/15/27	3,623	3,571
	RPM International Inc.	4.550%	3/1/29	2,025	2,029
	Sherwin-Williams Co.	3.450%	6/1/27	9,998	9,835
[1]	Sherwin-Williams Co.	4.550%	3/1/28	2,300	2,328
	Sonoco Products Co.	4.450%	9/1/26	1,450	1,451
	Sonoco Products Co.	2.250%	2/1/27	3,000	2,860
	Sonoco Products Co.	4.600%	9/1/29	2,050	2,040
	Steel Dynamics Inc.	5.000%	12/15/26	1,500	1,504
	Suzano Austria GmbH	6.000%	1/15/29	11,650	12,051
	Suzano International Finance BV	5.500%	1/17/27	4,934	5,016
	Vulcan Materials Co.	3.900%	4/1/27	2,601	2,593
	Westlake Corp.	3.600%	8/15/26	5,057	4,988
	WRKCo Inc.	4.650%	3/15/26	5,250	5,256
	WRKCo Inc.	4.000%	3/15/28	4,469	4,415
	WRKCo Inc.	3.900%	6/1/28	4,882	4,789
	WRKCo Inc.	4.900%	3/15/29	4,380	4,461
					311,217
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	2,047	1,872
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,372	4,336
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,370	1,350
	American Homes 4 Rent LP	4.250%	2/15/28	3,819	3,784
	American Homes 4 Rent LP	4.900%	2/15/29	2,325	2,349
	American Tower Corp.	4.400%	2/15/26	4,300	4,298
	American Tower Corp.	1.600%	4/15/26	2,506	2,403
	American Tower Corp.	1.450%	9/15/26	4,064	3,848
	American Tower Corp.	3.375%	10/15/26	10,778	10,588
	American Tower Corp.	2.750%	1/15/27	4,643	4,486
	American Tower Corp.	3.125%	1/15/27	4,464	4,347
	American Tower Corp.	3.650%	3/15/27	5,175	5,096
	American Tower Corp.	3.600%	1/15/28	6,281	6,131
	American Tower Corp.	5.500%	3/15/28	5,548	5,745
	American Tower Corp.	5.250%	7/15/28	4,770	4,912
	American Tower Corp.	5.800%	11/15/28	5,595	5,882
	American Tower Corp.	5.200%	2/15/29	2,934	3,024
	American Tower Corp.	3.950%	3/15/29	1,801	1,765
	American Tower Corp.	3.800%	8/15/29	7,000	6,808
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	3,999	3,964
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	2,544	2,483
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	3,573	3,504
[1]	AvalonBay Communities Inc.	3.200%	1/15/28	3,374	3,269
[1]	AvalonBay Communities Inc.	3.300%	6/1/29	2,600	2,500
	Boston Properties LP	2.750%	10/1/26	4,790	4,617
	Boston Properties LP	6.750%	12/1/27	5,680	6,005
	Boston Properties LP	4.500%	12/1/28	6,027	5,944
	Boston Properties LP	3.400%	6/21/29	2,409	2,253
	Brixmor Operating Partnership LP	3.900%	3/15/27	4,995	4,915
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,025	1,867
	Brixmor Operating Partnership LP	4.125%	5/15/29	4,344	4,252
	Camden Property Trust	4.100%	10/15/28	2,530	2,517
	Camden Property Trust	3.150%	7/1/29	3,400	3,241
	CBRE Services Inc.	4.875%	3/1/26	4,980	5,002
	CBRE Services Inc.	5.500%	4/1/29	1,525	1,591
	COPT Defense Properties LP	2.250%	3/15/26	2,987	2,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	COPT Defense Properties LP	2.000%	1/15/29	2,666	2,369
	Crown Castle Inc.	4.450%	2/15/26	10,165	10,162
	Crown Castle Inc.	3.700%	6/15/26	5,340	5,277
	Crown Castle Inc.	1.050%	7/15/26	4,340	4,095
	Crown Castle Inc.	2.900%	3/15/27	4,769	4,614
	Crown Castle Inc.	5.000%	1/11/28	11,531	11,730
	Crown Castle Inc.	3.800%	2/15/28	6,145	6,031
	Crown Castle Inc.	4.800%	9/1/28	3,075	3,109
	Crown Castle Inc.	4.300%	2/15/29	3,595	3,563
	Crown Castle Inc.	5.600%	6/1/29	475	496
	Crown Castle Inc.	4.900%	9/1/29	3,500	3,559
	CubeSmart LP	4.000%	11/15/25	730	725
	CubeSmart LP	3.125%	9/1/26	3,480	3,397
	CubeSmart LP	2.250%	12/15/28	3,246	2,987
	CubeSmart LP	4.375%	2/15/29	3,330	3,310
	Digital Realty Trust LP	3.700%	8/15/27	4,611	4,545
	Digital Realty Trust LP	5.550%	1/15/28	6,986	7,229
	Digital Realty Trust LP	3.600%	7/1/29	5,200	5,026
	DOC DR LLC	4.300%	3/15/27	3,987	3,982
	DOC DR LLC	3.950%	1/15/28	1,730	1,704
	EPR Properties	4.750%	12/15/26	1,451	1,446
	EPR Properties	4.500%	6/1/27	1,716	1,692
	EPR Properties	4.950%	4/15/28	4,000	3,966
	EPR Properties	3.750%	8/15/29	2,800	2,619
	Equinix Inc.	1.450%	5/15/26	3,673	3,510
	Equinix Inc.	2.900%	11/18/26	4,856	4,728
	Equinix Inc.	1.800%	7/15/27	4,915	4,611
	Equinix Inc.	1.550%	3/15/28	3,914	3,570
	ERP Operating LP	2.850%	11/1/26	4,183	4,079
	ERP Operating LP	3.250%	8/1/27	1,511	1,475
	ERP Operating LP	4.150%	12/1/28	4,753	4,743
	ERP Operating LP	3.000%	7/1/29	3,430	3,241
	Essex Portfolio LP	3.375%	4/15/26	4,095	4,029
	Essex Portfolio LP	3.625%	5/1/27	4,887	4,806
	Essex Portfolio LP	1.700%	3/1/28	2,317	2,122
	Essex Portfolio LP	4.000%	3/1/29	2,950	2,897
	Extra Space Storage LP	3.500%	7/1/26	2,758	2,723
	Extra Space Storage LP	5.700%	4/1/28	4,995	5,201
	Extra Space Storage LP	3.900%	4/1/29	4,224	4,124
	Extra Space Storage LP	4.000%	6/15/29	693	680
	Federal Realty OP LP	3.250%	7/15/27	2,756	2,673
	Federal Realty OP LP	5.375%	5/1/28	4,400	4,519
	Federal Realty OP LP	3.200%	6/15/29	1,321	1,248
	GLP Capital LP	5.375%	4/15/26	7,213	7,245
	GLP Capital LP	5.750%	6/1/28	4,000	4,106
	GLP Capital LP	5.300%	1/15/29	4,850	4,934
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,848	3,784
	Healthcare Realty Holdings LP	3.750%	7/1/27	30	29
	Healthpeak OP LLC	3.250%	7/15/26	3,742	3,677
	Healthpeak OP LLC	2.125%	12/1/28	856	783
	Healthpeak OP LLC	3.500%	7/15/29	6,348	6,096
	Highwoods Realty LP	3.875%	3/1/27	2,917	2,851
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,913
	Highwoods Realty LP	4.200%	4/15/29	1,898	1,834
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	3,850	3,840
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,664	3,356
	Jones Lang LaSalle Inc.	6.875%	12/1/28	3,500	3,798
	Kilroy Realty LP	3.450%	12/15/24	3,779	3,759
	Kilroy Realty LP	4.375%	10/1/25	2,453	2,440
	Kilroy Realty LP	4.750%	12/15/28	1,321	1,311
	Kilroy Realty LP	4.250%	8/15/29	2,300	2,203
	Kimco Realty OP LLC	2.800%	10/1/26	4,565	4,429
	Kimco Realty OP LLC	3.800%	4/1/27	2,740	2,706
	Kimco Realty OP LLC	1.900%	3/1/28	2,314	2,134
	Kite Realty Group LP	4.000%	10/1/26	3,253	3,210
	LXP Industrial Trust	6.750%	11/15/28	1,875	2,006
	Mid-America Apartments LP	4.000%	11/15/25	2,448	2,436
	Mid-America Apartments LP	1.100%	9/15/26	1,513	1,428
	Mid-America Apartments LP	3.600%	6/1/27	3,340	3,294
	Mid-America Apartments LP	4.200%	6/15/28	2,201	2,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mid-America Apartments LP	3.950%	3/15/29	3,623	3,583
	NNN REIT Inc.	4.000%	11/15/25	670	666
	NNN REIT Inc.	3.600%	12/15/26	4,782	4,721
	NNN REIT Inc.	3.500%	10/15/27	700	684
	NNN REIT Inc.	4.300%	10/15/28	2,602	2,588
	Omega Healthcare Investors Inc.	5.250%	1/15/26	4,302	4,319
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,754	5,740
	Piedmont Operating Partnership LP	9.250%	7/20/28	3,513	3,930
	Piedmont Operating Partnership LP	6.875%	7/15/29	2,310	2,429
	Prologis LP	3.250%	10/1/26	4,743	4,670
	Prologis LP	2.125%	4/15/27	5,058	4,822
	Prologis LP	3.375%	12/15/27	1,598	1,566
	Prologis LP	4.875%	6/15/28	5,425	5,562
	Prologis LP	3.875%	9/15/28	971	962
	Prologis LP	4.000%	9/15/28	3,185	3,170
	Public Storage Operating Co.	0.875%	2/15/26	1,773	1,696
	Public Storage Operating Co.	1.500%	11/9/26	2,130	2,021
	Public Storage Operating Co.	3.094%	9/15/27	2,159	2,106
	Public Storage Operating Co.	1.850%	5/1/28	1,604	1,485
	Public Storage Operating Co.	1.950%	11/9/28	6,811	6,261
	Public Storage Operating Co.	5.125%	1/15/29	3,025	3,156
	Public Storage Operating Co.	3.385%	5/1/29	2,850	2,770
	Realty Income Corp.	4.625%	11/1/25	4,695	4,708
	Realty Income Corp.	0.750%	3/15/26	5,349	5,074
	Realty Income Corp.	4.875%	6/1/26	3,676	3,707
	Realty Income Corp.	4.125%	10/15/26	4,812	4,806
	Realty Income Corp.	3.000%	1/15/27	4,639	4,517
	Realty Income Corp.	3.200%	1/15/27	1,942	1,895
	Realty Income Corp.	3.950%	8/15/27	4,713	4,686
	Realty Income Corp.	3.400%	1/15/28	4,786	4,669
	Realty Income Corp.	3.650%	1/15/28	4,895	4,805
	Realty Income Corp.	2.100%	3/15/28	1,610	1,498
	Realty Income Corp.	2.200%	6/15/28	3,379	3,137
	Realty Income Corp.	4.700%	12/15/28	554	563
	Realty Income Corp.	4.750%	2/15/29	3,700	3,769
	Realty Income Corp.	3.100%	12/15/29	2,739	2,583
	Regency Centers LP	3.600%	2/1/27	4,060	3,995
	Regency Centers LP	4.125%	3/15/28	1,854	1,839
	Regency Centers LP	2.950%	9/15/29	2,463	2,305
	Rexford Industrial Realty LP	5.000%	6/15/28	1,730	1,757
	Sabra Health Care LP	5.125%	8/15/26	5,122	5,155
	Simon Property Group LP	3.300%	1/15/26	5,594	5,529
	Simon Property Group LP	3.250%	11/30/26	1,573	1,546
	Simon Property Group LP	3.375%	6/15/27	4,075	4,010
	Simon Property Group LP	3.375%	12/1/27	3,917	3,841
	Simon Property Group LP	1.750%	2/1/28	5,015	4,644
	Simon Property Group LP	2.450%	9/13/29	7,200	6,612
	Store Capital LLC	4.500%	3/15/28	2,550	2,502
	Sun Communities Operating LP	2.300%	11/1/28	2,840	2,592
	Sun Communities Operating LP	5.500%	1/15/29	3,900	4,013
	Tanger Properties LP	3.125%	9/1/26	3,446	3,341
	Tanger Properties LP	3.875%	7/15/27	2,476	2,424
[1]	UDR Inc.	2.950%	9/1/26	2,672	2,594
[1]	UDR Inc.	4.400%	1/26/29	3,274	3,262
	Ventas Realty LP	4.125%	1/15/26	320	319
	Ventas Realty LP	3.250%	10/15/26	3,627	3,544
	Ventas Realty LP	3.850%	4/1/27	1,059	1,046
	Ventas Realty LP	4.000%	3/1/28	2,450	2,417
	Ventas Realty LP	4.400%	1/15/29	5,583	5,566
	VICI Properties LP	4.750%	2/15/28	6,420	6,447
	Welltower OP LLC	4.250%	4/15/28	4,515	4,518
	Welltower OP LLC	2.050%	1/15/29	917	836
	Welltower OP LLC	4.125%	3/15/29	3,597	3,571
	Weyerhaeuser Co.	4.750%	5/15/26	3,034	3,054
	WP Carey Inc.	4.250%	10/1/26	2,355	2,345
	WP Carey Inc.	3.850%	7/15/29	1,800	1,749
					605,939
Technology (2.1%)
	Adobe Inc.	2.150%	2/1/27	9,003	8,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adobe Inc.	4.850%	4/4/27	2,027	2,077
	Adobe Inc.	4.800%	4/4/29	4,485	4,633
	Analog Devices Inc.	3.500%	12/5/26	8,869	8,798
	Analog Devices Inc.	3.450%	6/15/27	4,718	4,653
	Apple Inc.	0.700%	2/8/26	11,270	10,807
	Apple Inc.	3.250%	2/23/26	22,259	22,059
	Apple Inc.	2.450%	8/4/26	21,266	20,758
	Apple Inc.	2.050%	9/11/26	9,206	8,909
	Apple Inc.	3.350%	2/9/27	14,075	13,946
	Apple Inc.	3.200%	5/11/27	16,302	16,082
	Apple Inc.	3.000%	6/20/27	6,404	6,290
	Apple Inc.	3.000%	11/13/27	9,865	9,665
	Apple Inc.	1.200%	2/8/28	19,497	17,956
	Apple Inc.	4.000%	5/10/28	22,425	22,672
	Apple Inc.	1.400%	8/5/28	2,699	2,476
	Apple Inc.	3.250%	8/8/29	5,910	5,765
	Apple Inc.	2.200%	9/11/29	3,913	3,626
	Applied Materials Inc.	3.900%	10/1/25	4,853	4,838
	Applied Materials Inc.	3.300%	4/1/27	8,730	8,595
	Applied Materials Inc.	4.800%	6/15/29	2,710	2,793
	Arrow Electronics Inc.	3.875%	1/12/28	4,184	4,088
	Atlassian Corp.	5.250%	5/15/29	2,900	2,999
	Autodesk Inc.	3.500%	6/15/27	4,360	4,287
	Automatic Data Processing Inc.	1.700%	5/15/28	5,497	5,104
	Avnet Inc.	4.625%	4/15/26	4,520	4,516
	Avnet Inc.	6.250%	3/15/28	3,850	4,046
	Block Financial LLC	5.250%	10/1/25	1,422	1,425
	Broadcom Corp.	3.875%	1/15/27	18,060	17,938
	Broadcom Corp.	3.500%	1/15/28	6,127	5,986
	Broadcom Inc.	3.150%	11/15/25	6,856	6,762
	Broadcom Inc.	3.459%	9/15/26	8,470	8,357
	Broadcom Inc.	5.050%	7/12/27	5,826	5,953
[4]	Broadcom Inc.	4.150%	2/15/28	2,600	2,597
	Broadcom Inc.	4.110%	9/15/28	4,001	3,989
[3]	Broadcom Inc.	4.000%	4/15/29	8,165	8,040
	Broadcom Inc.	4.750%	4/15/29	6,580	6,682
	Broadcom Inc.	5.050%	7/12/29	6,264	6,449
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,401
	Cadence Design Systems Inc.	4.200%	9/10/27	2,050	2,060
	Cadence Design Systems Inc.	4.300%	9/10/29	6,000	6,018
	CDW LLC	2.670%	12/1/26	6,630	6,385
	CDW LLC	3.250%	2/15/29	8,518	8,037
	CGI Inc.	1.450%	9/14/26	4,423	4,186
	Cintas Corp. No. 2	3.700%	4/1/27	8,038	7,984
	Cisco Systems Inc.	2.950%	2/28/26	5,037	4,971
	Cisco Systems Inc.	2.500%	9/20/26	9,061	8,851
	Cisco Systems Inc.	4.800%	2/26/27	11,435	11,687
	Cisco Systems Inc.	4.850%	2/26/29	23,855	24,663
	Concentrix Corp.	6.650%	8/2/26	4,665	4,793
	Concentrix Corp.	6.600%	8/2/28	5,300	5,524
	Dell International LLC	6.020%	6/15/26	16,165	16,558
	Dell International LLC	4.900%	10/1/26	7,909	7,995
	Dell International LLC	6.100%	7/15/27	3,950	4,147
	Dell International LLC	5.250%	2/1/28	9,370	9,677
	DXC Technology Co.	1.800%	9/15/26	2,231	2,115
	DXC Technology Co.	2.375%	9/15/28	4,200	3,805
	Equifax Inc.	2.600%	12/15/25	5,826	5,699
	Equifax Inc.	5.100%	12/15/27	3,570	3,649
	Equifax Inc.	5.100%	6/1/28	9,755	9,988
	Equifax Inc.	4.800%	9/15/29	3,706	3,748
	Fidelity National Information Services Inc.	1.150%	3/1/26	12,402	11,859
	Fidelity National Information Services Inc.	1.650%	3/1/28	4,055	3,709
	Fiserv Inc.	3.200%	7/1/26	16,900	16,607
	Fiserv Inc.	2.250%	6/1/27	3,541	3,369
	Fiserv Inc.	5.450%	3/2/28	8,830	9,161
	Fiserv Inc.	5.375%	8/21/28	1,974	2,051
	Fiserv Inc.	4.200%	10/1/28	6,341	6,316
	Fiserv Inc.	3.500%	7/1/29	16,734	16,165
	Flex Ltd.	3.750%	2/1/26	3,848	3,805
	Flex Ltd.	4.875%	6/15/29	4,070	4,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortinet Inc.	1.000%	3/15/26	3,100	2,957
	Genpact Luxembourg Sarl	6.000%	6/4/29	1,400	1,464
	Global Payments Inc.	1.200%	3/1/26	5,951	5,689
	Global Payments Inc.	4.800%	4/1/26	5,758	5,769
	Global Payments Inc.	2.150%	1/15/27	4,714	4,494
	Global Payments Inc.	4.950%	8/15/27	2,399	2,439
	Global Payments Inc.	3.200%	8/15/29	3,244	3,038
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	11,933	11,942
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,625	4,448
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	5,850	5,862
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	2,500	2,502
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	7,115	7,337
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	13,500	13,457
	HP Inc.	1.450%	6/17/26	3,436	3,276
	HP Inc.	3.000%	6/17/27	9,357	9,067
	HP Inc.	4.750%	1/15/28	13,925	14,170
	HP Inc.	4.000%	4/15/29	5,934	5,839
	Hubbell Inc.	3.350%	3/1/26	2,557	2,519
	IBM International Capital Pte. Ltd.	4.700%	2/5/26	153	154
	IBM International Capital Pte. Ltd.	4.600%	2/5/29	8,450	8,595
	Intel Corp.	2.600%	5/19/26	6,199	6,014
	Intel Corp.	3.750%	3/25/27	10,146	9,967
	Intel Corp.	3.150%	5/11/27	5,167	4,995
	Intel Corp.	3.750%	8/5/27	9,409	9,220
	Intel Corp.	4.875%	2/10/28	18,769	18,956
	Intel Corp.	1.600%	8/12/28	3,170	2,834
	Intel Corp.	2.450%	11/15/29	2,000	1,798
	International Business Machines Corp.	7.000%	10/30/25	7,255	7,467
	International Business Machines Corp.	3.450%	2/19/26	6,420	6,357
	International Business Machines Corp.	3.300%	5/15/26	15,651	15,449
	International Business Machines Corp.	3.300%	1/27/27	3,323	3,270
	International Business Machines Corp.	1.700%	5/15/27	8,234	7,751
	International Business Machines Corp.	6.220%	8/1/27	3,470	3,672
	International Business Machines Corp.	4.500%	2/6/28	10,160	10,301
	International Business Machines Corp.	3.500%	5/15/29	12,248	11,896
	Intuit Inc.	5.125%	9/15/28	4,800	4,998
	Jabil Inc.	4.250%	5/15/27	4,270	4,244
	Jabil Inc.	5.450%	2/1/29	2,000	2,060
	Juniper Networks Inc.	1.200%	12/10/25	3,194	3,059
	KLA Corp.	4.100%	3/15/29	4,253	4,274
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,678	4,448
	Kyndryl Holdings Inc.	2.700%	10/15/28	2,296	2,123
	Lam Research Corp.	3.750%	3/15/26	9,322	9,275
	Lam Research Corp.	4.000%	3/15/29	6,145	6,140
	Marvell Technology Inc.	1.650%	4/15/26	2,840	2,723
	Marvell Technology Inc.	2.450%	4/15/28	4,900	4,572
[1]	Marvell Technology Inc.	4.875%	6/22/28	3,300	3,330
	Marvell Technology Inc.	5.750%	2/15/29	2,960	3,107
	Microchip Technology Inc.	5.050%	3/15/29	6,340	6,511
	Micron Technology Inc.	4.975%	2/6/26	164	165
	Micron Technology Inc.	4.185%	2/15/27	9,626	9,598
	Micron Technology Inc.	5.375%	4/15/28	5,580	5,749
	Microsoft Corp.	3.125%	11/3/25	24,175	23,949
	Microsoft Corp.	2.400%	8/8/26	14,705	14,342
	Microsoft Corp.	3.400%	9/15/26	8,292	8,237
	Microsoft Corp.	3.300%	2/6/27	25,687	25,452
	Moody's Corp.	4.250%	2/1/29	1,178	1,184
	Motorola Solutions Inc.	4.600%	2/23/28	5,059	5,109
	Motorola Solutions Inc.	5.000%	4/15/29	2,375	2,438
	NetApp Inc.	2.375%	6/22/27	3,448	3,286
	Nokia OYJ	4.375%	6/12/27	3,615	3,594
	Nordson Corp.	5.600%	9/15/28	2,040	2,131
	NVIDIA Corp.	3.200%	9/16/26	7,837	7,756
	NXP BV	5.350%	3/1/26	3,934	3,974
	NXP BV	3.875%	6/18/26	4,809	4,770
	NXP BV	3.150%	5/1/27	5,623	5,464
	NXP BV	4.400%	6/1/27	2,970	2,977
	NXP BV	4.300%	6/18/29	11,564	11,508
	Oracle Corp.	1.650%	3/25/26	26,242	25,226
	Oracle Corp.	2.650%	7/15/26	23,304	22,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.800%	4/1/27	20,450	19,796
	Oracle Corp.	2.300%	3/25/28	18,555	17,415
[1]	Oracle Corp.	4.200%	9/27/29	9,750	9,730
	PayPal Holdings Inc.	2.650%	10/1/26	8,410	8,195
	PayPal Holdings Inc.	3.900%	6/1/27	674	674
	QUALCOMM Inc.	3.250%	5/20/27	16,341	16,079
	Quanta Services Inc.	4.750%	8/9/27	3,400	3,436
	RELX Capital Inc.	4.000%	3/18/29	5,530	5,480
	Roper Technologies Inc.	3.850%	12/15/25	1,825	1,816
	Roper Technologies Inc.	3.800%	12/15/26	2,191	2,178
	Roper Technologies Inc.	4.200%	9/15/28	5,300	5,298
	Roper Technologies Inc.	4.500%	10/15/29	1,925	1,937
	S&P Global Inc.	2.950%	1/22/27	4,029	3,932
	S&P Global Inc.	2.450%	3/1/27	7,158	6,902
	S&P Global Inc.	4.750%	8/1/28	4,600	4,703
	S&P Global Inc.	2.700%	3/1/29	7,000	6,606
	S&P Global Inc.	4.250%	5/1/29	4,490	4,513
	Salesforce Inc.	3.700%	4/11/28	7,605	7,562
	Salesforce Inc.	1.500%	7/15/28	5,843	5,356
	Skyworks Solutions Inc.	1.800%	6/1/26	4,868	4,655
	TD SYNNEX Corp.	1.750%	8/9/26	4,627	4,398
	Texas Instruments Inc.	1.125%	9/15/26	3,660	3,472
	Texas Instruments Inc.	4.600%	2/15/28	4,030	4,115
	TSMC Arizona Corp.	1.750%	10/25/26	4,640	4,411
	TSMC Arizona Corp.	3.875%	4/22/27	7,215	7,153
	TSMC Arizona Corp.	4.125%	4/22/29	1,240	1,239
	Verisk Analytics Inc.	4.125%	3/15/29	4,245	4,222
	VMware LLC	1.400%	8/15/26	13,418	12,722
	VMware LLC	4.650%	5/15/27	4,830	4,865
	VMware LLC	3.900%	8/21/27	9,567	9,468
	VMware LLC	1.800%	8/15/28	4,148	3,773
	Workday Inc.	3.500%	4/1/27	8,236	8,107
	Workday Inc.	3.700%	4/1/29	4,400	4,298
					1,243,239
Utilities (1.7%)
	AEP Texas Inc.	5.450%	5/15/29	2,827	2,949
	AEP Transmission Co. LLC	3.100%	12/1/26	4,761	4,656
	AES Corp.	1.375%	1/15/26	4,963	4,762
	AES Corp.	5.450%	6/1/28	7,000	7,209
	Alabama Power Co.	3.750%	9/1/27	4,121	4,103
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	4,410	4,465
	Ameren Corp.	3.650%	2/15/26	4,120	4,077
	Ameren Corp.	5.700%	12/1/26	2,770	2,848
	Ameren Corp.	1.950%	3/15/27	1,000	948
	Ameren Corp.	1.750%	3/15/28	4,066	3,738
	Ameren Corp.	5.000%	1/15/29	3,075	3,149
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	1,772	1,706
	American Electric Power Co. Inc.	5.750%	11/1/27	2,201	2,301
[1]	American Electric Power Co. Inc.	4.300%	12/1/28	5,000	4,998
	American Electric Power Co. Inc.	5.200%	1/15/29	5,734	5,921
	American Electric Power Co. Inc.	3.875%	2/15/62	5,080	4,790
	American Water Capital Corp.	2.950%	9/1/27	5,038	4,892
	American Water Capital Corp.	3.750%	9/1/28	4,000	3,940
	American Water Capital Corp.	3.450%	6/1/29	3,185	3,079
[1]	Appalachian Power Co.	3.300%	6/1/27	984	961
	Arizona Public Service Co.	2.600%	8/15/29	6,930	6,410
	Atmos Energy Corp.	3.000%	6/15/27	3,993	3,888
	Atmos Energy Corp.	2.625%	9/15/29	3,000	2,801
	Avangrid Inc.	3.800%	6/1/29	4,205	4,089
	Baltimore Gas & Electric Co.	2.400%	8/15/26	2,575	2,506
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	4,768	4,640
	Black Hills Corp.	3.950%	1/15/26	2,310	2,291
	Black Hills Corp.	3.150%	1/15/27	4,000	3,888
	Black Hills Corp.	5.950%	3/15/28	2,500	2,622
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,525	2,443
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,655	3,563
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	5,141	5,343
	CenterPoint Energy Inc.	1.450%	6/1/26	1,363	1,300
	CenterPoint Energy Inc.	5.250%	8/10/26	2,215	2,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Inc.	5.400%	6/1/29	7,530	7,820
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	7,634	7,888
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,290	4,221
	CMS Energy Corp.	3.000%	5/15/26	3,865	3,773
	Commonwealth Edison Co.	2.550%	6/15/26	4,687	4,569
	Commonwealth Edison Co.	3.700%	8/15/28	3,000	2,958
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	6,674	6,404
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	4,362	4,282
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	7,946	7,930
	Constellation Energy Generation LLC	5.600%	3/1/28	3,706	3,869
	Consumers Energy Co.	4.650%	3/1/28	5,971	6,071
	Consumers Energy Co.	4.900%	2/15/29	3,750	3,868
	Consumers Energy Co.	4.600%	5/30/29	4,900	4,998
	Dominion Energy Inc.	3.900%	10/1/25	4,071	4,046
[1]	Dominion Energy Inc.	1.450%	4/15/26	8,530	8,171
[1]	Dominion Energy Inc.	2.850%	8/15/26	6,133	5,974
[1]	Dominion Energy Inc.	3.600%	3/15/27	1,455	1,432
	DTE Electric Co.	4.850%	12/1/26	2,925	2,985
	DTE Energy Co.	2.850%	10/1/26	4,634	4,511
	DTE Energy Co.	4.950%	7/1/27	2,350	2,391
	DTE Energy Co.	4.875%	6/1/28	3,300	3,370
	DTE Energy Co.	5.100%	3/1/29	3,335	3,434
[1]	DTE Energy Co.	3.400%	6/15/29	3,051	2,918
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,063	5,936
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,250	6,721
	Duke Energy Corp.	5.000%	12/8/25	2,475	2,493
	Duke Energy Corp.	2.650%	9/1/26	4,802	4,672
	Duke Energy Corp.	3.150%	8/15/27	975	948
	Duke Energy Corp.	5.000%	12/8/27	7,225	7,402
	Duke Energy Corp.	4.300%	3/15/28	6,425	6,433
	Duke Energy Corp.	3.400%	6/15/29	3,543	3,404
	Duke Energy Corp.	3.250%	1/15/82	2,202	2,047
	Duke Energy Florida LLC	3.200%	1/15/27	6,065	5,966
	Duke Energy Progress LLC	3.700%	9/1/28	3,625	3,577
	Duke Energy Progress LLC	3.450%	3/15/29	5,700	5,551
	Edison International	5.250%	11/15/28	5,290	5,439
	Edison International	5.450%	6/15/29	2,900	3,012
	Emera US Finance LP	3.550%	6/15/26	5,017	4,924
	Enel Americas SA	4.000%	10/25/26	4,712	4,669
	Enel Chile SA	4.875%	6/12/28	6,850	6,870
	Entergy Arkansas LLC	3.500%	4/1/26	3,651	3,619
	Entergy Arkansas LLC	4.000%	6/1/28	1,500	1,490
	Entergy Corp.	2.950%	9/1/26	8,604	8,400
	Entergy Louisiana LLC	2.400%	10/1/26	4,902	4,743
	Entergy Texas Inc.	4.000%	3/30/29	1,775	1,760
	Essential Utilities Inc.	4.800%	8/15/27	4,300	4,358
	Essential Utilities Inc.	3.566%	5/1/29	3,500	3,386
	Evergy Inc.	2.900%	9/15/29	5,000	4,644
	Evergy Kansas Central Inc.	2.550%	7/1/26	1,838	1,791
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,712	4,594
[1]	Eversource Energy	1.400%	8/15/26	3,255	3,083
	Eversource Energy	4.600%	7/1/27	4,690	4,719
[1]	Eversource Energy	3.300%	1/15/28	2,675	2,582
	Eversource Energy	5.450%	3/1/28	17,510	18,153
	Eversource Energy	5.950%	2/1/29	3,379	3,577
[1]	Eversource Energy	4.250%	4/1/29	2,050	2,035
	Exelon Corp.	3.400%	4/15/26	7,034	6,948
	Exelon Corp.	2.750%	3/15/27	6,201	6,002
	Exelon Corp.	5.150%	3/15/28	6,691	6,874
	Exelon Corp.	5.150%	3/15/29	3,000	3,109
[1]	FirstEnergy Corp.	3.900%	7/15/27	9,475	9,370
	Florida Power & Light Co.	3.125%	12/1/25	5,545	5,487
	Florida Power & Light Co.	4.450%	5/15/26	4,118	4,148
	Florida Power & Light Co.	5.050%	4/1/28	6,324	6,529
	Florida Power & Light Co.	4.400%	5/15/28	8,215	8,310
	Florida Power & Light Co.	5.150%	6/15/29	3,980	4,154
	Fortis Inc.	3.055%	10/4/26	1,157	1,126
	Georgia Power Co.	5.004%	2/23/27	3,000	3,066
	Georgia Power Co.	3.250%	3/30/27	4,533	4,444
	Georgia Power Co.	4.650%	5/16/28	7,894	8,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Georgia Power Co.	2.650%	9/15/29	4,000	3,734
	Interstate Power & Light Co.	4.100%	9/26/28	4,000	3,978
	ITC Holdings Corp.	3.250%	6/30/26	2,947	2,892
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	503
	MidAmerican Energy Co.	3.650%	4/15/29	7,500	7,368
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,225
	National Fuel Gas Co.	5.500%	1/15/26	5,091	5,136
	National Fuel Gas Co.	5.500%	10/1/26	1,925	1,964
	National Fuel Gas Co.	4.750%	9/1/28	2,000	2,008
	National Grid plc	5.602%	6/12/28	4,625	4,831
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	4,948	5,011
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	4,243	4,196
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,918	3,714
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,470	5,334
[1]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	3,303	3,387
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	3,100	3,121
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,549	4,449
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	4,000	4,089
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,550	5,732
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	4,100	4,208
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	3,150	3,091
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	7,325	7,608
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,159	3,150
[1]	Nevada Power Co.	3.700%	5/1/29	3,000	2,940
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	10,206	9,692
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,940	12,758
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	11,425	11,600
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	9,003	9,198
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	6,175	5,693
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	4,820	4,668
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	2,500	2,620
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,890	4,660
	NiSource Inc.	3.490%	5/15/27	8,953	8,801
	NiSource Inc.	5.250%	3/30/28	8,107	8,351
	NiSource Inc.	5.200%	7/1/29	1,875	1,942
	NiSource Inc.	2.950%	9/1/29	4,500	4,221
	NSTAR Electric Co.	3.200%	5/15/27	4,125	4,035
	NSTAR Electric Co.	3.250%	5/15/29	2,500	2,402
	OGE Energy Corp.	5.450%	5/15/29	1,605	1,673
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,260	3,147
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	7,500	7,542
	ONE Gas Inc.	5.100%	4/1/29	3,415	3,541
	Pacific Gas & Electric Co.	3.150%	1/1/26	17,838	17,505
	Pacific Gas & Electric Co.	2.950%	3/1/26	3,265	3,187
	Pacific Gas & Electric Co.	3.300%	3/15/27	6,000	5,834
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,205	4,880
	Pacific Gas & Electric Co.	3.300%	12/1/27	19,390	18,720
	Pacific Gas & Electric Co.	3.000%	6/15/28	2,800	2,665
	Pacific Gas & Electric Co.	3.750%	7/1/28	4,520	4,398
	Pacific Gas & Electric Co.	6.100%	1/15/29	6,749	7,129
	Pacific Gas & Electric Co.	5.550%	5/15/29	4,825	5,011
	PacifiCorp	5.100%	2/15/29	1,225	1,265
	PacifiCorp	3.500%	6/15/29	2,000	1,933
	PECO Energy Co.	3.150%	10/15/25	3,211	3,176
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,077	2,976
	PPL Capital Funding Inc.	3.100%	5/15/26	4,960	4,856
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,024	978
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,032	1,981
[1]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,000	3,935
[1]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,000	1,921
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,805	3,986
	Public Service Enterprise Group Inc.	5.875%	10/15/28	3,900	4,114
	Public Service Enterprise Group Inc.	5.200%	4/1/29	5,425	5,624
	Puget Energy Inc.	2.379%	6/15/28	2,963	2,744
	San Diego Gas & Electric Co.	2.500%	5/15/26	3,952	3,861
	San Diego Gas & Electric Co.	4.950%	8/15/28	3,617	3,717
	Sempra	3.250%	6/15/27	4,523	4,404
	Sempra	3.400%	2/1/28	4,762	4,619
	Sempra	3.700%	4/1/29	3,000	2,909
	Sempra	4.125%	4/1/52	5,140	4,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sierra Pacific Power Co.	2.600%	5/1/26	3,769	3,676
[1]	Southern California Edison Co.	1.200%	2/1/26	3,150	3,020
	Southern California Edison Co.	5.350%	3/1/26	5,792	5,876
	Southern California Edison Co.	4.400%	9/6/26	1,725	1,738
	Southern California Edison Co.	4.875%	2/1/27	2,664	2,707
	Southern California Edison Co.	5.850%	11/1/27	4,915	5,164
	Southern California Edison Co.	5.300%	3/1/28	8,337	8,622
	Southern California Edison Co.	5.650%	10/1/28	5,070	5,331
[1]	Southern California Edison Co.	4.200%	3/1/29	5,600	5,579
	Southern California Edison Co.	5.150%	6/1/29	5,100	5,291
[1]	Southern California Gas Co.	2.600%	6/15/26	4,995	4,874
	Southern California Gas Co.	2.950%	4/15/27	5,645	5,494
	Southern Co.	5.150%	10/6/25	2,072	2,087
	Southern Co.	3.250%	7/1/26	11,836	11,639
	Southern Co.	5.113%	8/1/27	3,550	3,632
	Southern Co.	4.850%	6/15/28	4,315	4,420
	Southern Co.	5.500%	3/15/29	5,995	6,291
[1]	Southern Co.	4.000%	1/15/51	9,059	8,937
[1]	Southern Co.	3.750%	9/15/51	7,890	7,640
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,099	2,067
	Southern Power Co.	4.150%	12/1/25	2,235	2,227
	Southern Power Co.	0.900%	1/15/26	1,260	1,206
	Southwest Gas Corp.	5.800%	12/1/27	1,491	1,549
	Southwest Gas Corp.	5.450%	3/23/28	2,166	2,234
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	5,130	4,948
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	3,283	3,181
[1]	Southwestern Electric Power Co.	4.100%	9/15/28	4,200	4,165
	Tampa Electric Co.	4.900%	3/1/29	2,810	2,880
	Union Electric Co.	2.950%	6/15/27	3,524	3,425
	Union Electric Co.	3.500%	3/15/29	4,950	4,816
	United Utilities plc	6.875%	8/15/28	3,000	3,251
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	8,837	8,732
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	4,817	4,709
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	9,118	9,005
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	4,241	3,991
	WEC Energy Group Inc.	4.750%	1/9/26	1,801	1,809
	WEC Energy Group Inc.	5.600%	9/12/26	2,830	2,902
	WEC Energy Group Inc.	5.150%	10/1/27	4,757	4,885
	WEC Energy Group Inc.	4.750%	1/15/28	12,339	12,536
	WEC Energy Group Inc.	2.200%	12/15/28	2,140	1,975
	Wisconsin Electric Power Co.	5.000%	5/15/29	2,145	2,227
	Wisconsin Power & Light Co.	3.000%	7/1/29	1,679	1,596
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,030	1,041
	Xcel Energy Inc.	3.350%	12/1/26	2,714	2,660
	Xcel Energy Inc.	1.750%	3/15/27	4,871	4,589
	Xcel Energy Inc.	4.000%	6/15/28	1,236	1,220
					998,300
Total Corporate Bonds (Cost $14,957,262)					15,027,546
Sovereign Bonds (4.8%)
[1]	African Development Bank	0.875%	3/23/26	22,795	21,824
[1]	African Development Bank	0.875%	7/22/26	15,310	14,538
	African Development Bank	4.625%	1/4/27	11,798	12,028
	African Development Bank	4.125%	2/25/27	12,000	12,113
[1]	African Development Bank	4.375%	11/3/27	18,775	19,168
	African Development Bank	4.375%	3/14/28	18,600	19,036
	African Development Bank	3.500%	9/18/29	5,225	5,186
	Asian Development Bank	4.250%	1/9/26	32,889	33,019
[1]	Asian Development Bank	0.500%	2/4/26	27,064	25,873
[1]	Asian Development Bank	1.000%	4/14/26	29,148	27,928
[1]	Asian Development Bank	2.000%	4/24/26	20,568	19,999
[1]	Asian Development Bank	4.875%	5/21/26	20,399	20,749
[1]	Asian Development Bank	2.625%	1/12/27	6,106	5,966
[1]	Asian Development Bank	4.125%	1/12/27	20,685	20,895
[1]	Asian Development Bank	1.500%	1/20/27	21,594	20,569
[1]	Asian Development Bank	3.125%	8/20/27	27,830	27,450
[1]	Asian Development Bank	2.500%	11/2/27	9,945	9,615
[1]	Asian Development Bank	3.750%	4/25/28	21,875	21,953
[1]	Asian Development Bank	4.500%	8/25/28	38,680	39,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Asian Development Bank	4.375%	3/6/29	17,535	18,062
[1]	Asian Development Bank	1.875%	3/15/29	195	181
[1]	Asian Development Bank	3.625%	8/28/29	18,080	18,072
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,040	14,945
	Asian Infrastructure Investment Bank	0.500%	1/27/26	26,025	24,875
	Asian Infrastructure Investment Bank	4.875%	9/14/26	12,365	12,626
	Asian Infrastructure Investment Bank	3.750%	9/14/27	9,596	9,617
	Asian Infrastructure Investment Bank	4.000%	1/18/28	18,450	18,652
	Asian Infrastructure Investment Bank	4.125%	1/18/29	9,550	9,724
[1]	Bangko Sentral ng Pilipinas International Bond	8.600%	6/15/27	300	329
	Canadian Government Bond	0.750%	5/19/26	30,785	29,312
	Canadian Government Bond	3.750%	4/26/28	20,962	21,071
	Canadian Government Bond	4.625%	4/30/29	11,870	12,361
	Corp. Andina de Fomento	5.250%	11/21/25	15,505	15,654
	Corp. Andina de Fomento	4.750%	4/1/26	5,385	5,424
	Corp. Andina de Fomento	2.250%	2/8/27	5,565	5,339
	Corp. Andina de Fomento	6.000%	4/26/27	7,065	7,398
	Corp. Andina de Fomento	4.125%	1/7/28	1,550	1,557
	Corp. Andina de Fomento	5.000%	1/24/29	3,625	3,749
	Council of Europe Development Bank	3.750%	5/25/26	8,150	8,144
	Council of Europe Development Bank	0.875%	9/22/26	6,695	6,333
	Council of Europe Development Bank	4.625%	6/11/27	4,946	5,068
	Council of Europe Development Bank	3.625%	1/26/28	11,710	11,696
	Council of Europe Development Bank	4.125%	1/24/29	3,835	3,904
	Equinor ASA	1.750%	1/22/26	8,874	8,618
	Equinor ASA	3.000%	4/6/27	2,980	2,911
	Equinor ASA	7.250%	9/23/27	830	907
[1]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,755	10,334
[1]	European Bank for Reconstruction & Development	0.500%	1/28/26	21,005	20,077
[1]	European Bank for Reconstruction & Development	4.375%	3/9/28	7,085	7,253
	European Bank for Reconstruction & Development	4.125%	1/25/29	8,335	8,484
	European Investment Bank	0.375%	12/15/25	16,825	16,122
	European Investment Bank	0.375%	3/26/26	40,136	38,128
	European Investment Bank	2.125%	4/13/26	19,151	18,668
	European Investment Bank	0.750%	10/26/26	7,797	7,342
[1]	European Investment Bank	1.375%	3/15/27	26,219	24,833
	European Investment Bank	4.375%	3/19/27	24,500	24,928
	European Investment Bank	0.625%	10/21/27	1,060	969
	European Investment Bank	3.250%	11/15/27	5,681	5,620
	European Investment Bank	3.875%	3/15/28	36,190	36,484
	European Investment Bank	4.500%	10/16/28	22,425	23,168
	European Investment Bank	4.000%	2/15/29	18,832	19,110
	European Investment Bank	4.750%	6/15/29	38,130	39,948
	European Investment Bank	3.750%	11/15/29	28,850	28,996
[5]	Export Development Canada	4.375%	6/29/26	20,750	20,936
[5]	Export Development Canada	3.000%	5/25/27	17,605	17,310
[5]	Export Development Canada	3.750%	9/7/27	14,250	14,293
[5]	Export Development Canada	3.875%	2/14/28	18,190	18,315
[5]	Export Development Canada	4.125%	2/13/29	20,100	20,468
	Export-Import Bank of Korea	3.250%	11/10/25	10,930	10,801
	Export-Import Bank of Korea	4.875%	1/11/26	5,018	5,061
	Export-Import Bank of Korea	0.625%	2/9/26	4,215	4,020
	Export-Import Bank of Korea	2.625%	5/26/26	12,120	11,821
	Export-Import Bank of Korea	3.250%	8/12/26	4,490	4,421
	Export-Import Bank of Korea	1.125%	12/29/26	6,787	6,365
	Export-Import Bank of Korea	4.625%	1/11/27	2,050	2,078
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	6,298
	Export-Import Bank of Korea	2.375%	4/21/27	4,515	4,342
	Export-Import Bank of Korea	4.250%	9/15/27	6,430	6,479
	Export-Import Bank of Korea	5.000%	1/11/28	5,947	6,112
	Export-Import Bank of Korea	5.125%	9/18/28	5,725	5,939
	Export-Import Bank of Korea	4.500%	1/11/29	2,490	2,533
[1]	Inter-American Development Bank	0.875%	4/20/26	28,684	27,411
[1]	Inter-American Development Bank	4.500%	5/15/26	20,586	20,803
[1]	Inter-American Development Bank	2.000%	6/2/26	16,485	16,011
	Inter-American Development Bank	2.000%	7/23/26	10,007	9,697
	Inter-American Development Bank	4.375%	2/1/27	16,600	16,854
	Inter-American Development Bank	2.375%	7/7/27	26,930	26,027
	Inter-American Development Bank	4.000%	1/12/28	33,355	33,724
	Inter-American Development Bank	4.125%	2/15/29	36,211	36,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Investment Corp.	3.625%	2/17/27	1,325	1,322
	Inter-American Investment Corp.	4.125%	2/15/28	9,125	9,239
	Inter-American Investment Corp.	4.750%	9/19/28	3,350	3,475
	Inter-American Investment Corp.	4.250%	2/14/29	5,705	5,821
[1]	International Bank for Reconstruction & Development	2.125%	3/3/25	5,767	5,711
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,199	50,255
[1]	International Bank for Reconstruction & Development	3.125%	11/20/25	3,958	3,920
	International Bank for Reconstruction & Development	4.750%	4/10/26	10,510	10,654
	International Bank for Reconstruction & Development	0.875%	7/15/26	17,619	16,757
	International Bank for Reconstruction & Development	4.000%	8/27/26	14,794	14,874
[1]	International Bank for Reconstruction & Development	1.875%	10/27/26	12,048	11,610
	International Bank for Reconstruction & Development	3.125%	6/15/27	20,663	20,396
[1]	International Bank for Reconstruction & Development	2.500%	11/22/27	1,720	1,663
	International Bank for Reconstruction & Development	0.750%	11/24/27	39,390	36,073
	International Bank for Reconstruction & Development	3.500%	7/12/28	33,760	33,612
	International Bank for Reconstruction & Development	4.625%	8/1/28	28,290	29,288
[1]	International Finance Corp.	2.125%	4/7/26	7,149	6,968
[1]	International Finance Corp.	0.750%	10/8/26	8,378	7,899
[1]	International Finance Corp.	4.375%	1/15/27	7,726	7,839
[1]	International Finance Corp.	4.500%	7/13/28	9,161	9,454
[1]	International Finance Corp.	4.250%	7/2/29	11,600	11,899
[1,6]	Japan Bank for International Cooperation	2.750%	1/21/26	7,135	7,010
[6]	Japan Bank for International Cooperation	4.250%	1/26/26	21,250	21,281
[1,6]	Japan Bank for International Cooperation	2.375%	4/20/26	7,555	7,364
[6]	Japan Bank for International Cooperation	4.250%	4/27/26	10,795	10,826
[6]	Japan Bank for International Cooperation	1.875%	7/21/26	3,646	3,514
[1,6]	Japan Bank for International Cooperation	2.250%	11/4/26	11,265	10,888
[6]	Japan Bank for International Cooperation	2.875%	6/1/27	14,775	14,404
[6]	Japan Bank for International Cooperation	2.875%	7/21/27	8,850	8,618
[6]	Japan Bank for International Cooperation	4.625%	7/22/27	9,624	9,826
[6]	Japan Bank for International Cooperation	4.375%	10/5/27	6,880	6,985
[6]	Japan Bank for International Cooperation	2.750%	11/16/27	13,145	12,721
[6]	Japan Bank for International Cooperation	4.625%	7/19/28	5,565	5,726
[6]	Japan Bank for International Cooperation	4.875%	10/18/28	1,175	1,223
[6]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,768
[6]	Japan International Cooperation Agency	3.250%	5/25/27	10,070	9,897
[6]	Japan International Cooperation Agency	4.000%	5/23/28	5,350	5,371
[6]	Japan International Cooperation Agency	4.750%	5/21/29	2,957	3,064
[7]	KFW	0.625%	1/22/26	36,818	35,282
[7]	KFW	5.000%	3/16/26	39,165	39,791
[7]	KFW	3.625%	4/1/26	26,490	26,403
[7]	KFW	4.625%	8/7/26	29,429	29,884
[7]	KFW	1.000%	10/1/26	12,210	11,576
[7]	KFW	4.375%	3/1/27	22,291	22,669
[7]	KFW	3.000%	5/20/27	27,333	26,896
[4,7]	KFW	3.500%	8/27/27	4,000	3,987
[7]	KFW	3.750%	2/15/28	31,110	31,234
[7]	KFW	3.875%	6/15/28	30,150	30,421
[7]	KFW	4.000%	3/15/29	20,354	20,665
	Korea Development Bank	3.000%	1/13/26	12,140	11,967
	Korea Development Bank	2.000%	9/12/26	7,205	6,927
	Korea Development Bank	5.375%	10/23/26	4,375	4,484
	Korea Development Bank	4.625%	2/15/27	2,775	2,817
	Korea Development Bank	1.375%	4/25/27	6,440	6,036
	Korea Development Bank	4.375%	2/15/28	13,275	13,398
	Korea Development Bank	5.375%	10/23/28	2,925	3,067
	Korea Development Bank	4.500%	2/15/29	4,200	4,276
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	9,430	9,015
[1,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,708	9,361
[1,7]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	7,155	7,211
[7]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	8,503	8,841
	Nordic Investment Bank	5.000%	10/15/25	5,400	5,451
[1]	Nordic Investment Bank	0.500%	1/21/26	13,125	12,550
	Nordic Investment Bank	3.375%	9/8/27	385	382
	Nordic Investment Bank	4.375%	3/14/28	17,835	18,243
	Nordic Investment Bank	4.250%	2/28/29	7,785	7,965
[8]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	5,735	5,744
[1,8]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	8,748	8,352
[8]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	5,420	5,550
[8]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	10,826	11,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	11,550	11,526
[8]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	11,295	11,502
[1,8]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	5,255	5,341
[1]	Oriental Republic of Uruguay	4.375%	10/27/27	4,300	4,330
	Province of Alberta	4.500%	6/26/29	15,000	15,443
[1]	Province of British Columbia	6.500%	1/15/26	2,174	2,238
	Province of British Columbia	0.900%	7/20/26	16,415	15,575
	Province of British Columbia	4.800%	11/15/28	16,990	17,671
	Province of British Columbia	4.900%	4/24/29	14,975	15,653
	Province of Manitoba	2.125%	6/22/26	4,091	3,970
[1]	Province of Manitoba	1.500%	10/25/28	5,215	4,776
	Province of Ontario	0.625%	1/21/26	23,251	22,245
	Province of Ontario	1.050%	4/14/26	15,593	14,931
	Province of Ontario	2.500%	4/27/26	13,534	13,243
	Province of Ontario	2.300%	6/15/26	11,150	10,852
	Province of Ontario	3.100%	5/19/27	20,055	19,723
	Province of Ontario	4.200%	1/18/29	8,115	8,240
	Province of Ontario	3.700%	9/17/29	15,975	15,899
	Province of Quebec	2.500%	4/20/26	18,140	17,751
	Province of Quebec	2.750%	4/12/27	8,420	8,218
	Province of Quebec	3.625%	4/13/28	16,301	16,234
	Province of Quebec	4.500%	4/3/29	22,583	23,229
	Province of Saskatchewan	3.250%	6/8/27	6,835	6,729
	Republic of Chile	3.125%	1/21/26	4,988	4,891
[1]	Republic of Chile	2.750%	1/31/27	11,476	11,082
[1]	Republic of Chile	3.240%	2/6/28	10,960	10,612
[1]	Republic of Chile	4.850%	1/22/29	4,910	5,017
[1]	Republic of Indonesia	4.150%	9/20/27	6,535	6,558
	Republic of Indonesia	3.500%	1/11/28	9,000	8,831
[1]	Republic of Indonesia	4.550%	1/11/28	7,170	7,263
	Republic of Indonesia	4.100%	4/24/28	4,250	4,256
	Republic of Indonesia	4.750%	2/11/29	5,940	6,084
[1]	Republic of Indonesia	4.400%	3/10/29	3,010	3,039
	Republic of Indonesia	3.400%	9/18/29	2,900	2,796
[1]	Republic of Italy	1.250%	2/17/26	16,975	16,280
	Republic of Korea	5.625%	11/3/25	1,909	1,938
	Republic of Korea	4.500%	7/3/29	10,000	10,332
	Republic of Panama	7.125%	1/29/26	6,141	6,313
	Republic of Panama	8.875%	9/30/27	3,911	4,343
[1]	Republic of Panama	3.875%	3/17/28	9,475	9,137
	Republic of Panama	9.375%	4/1/29	4,925	5,720
[1]	Republic of Peru	2.392%	1/23/26	7,440	7,213
	Republic of Peru	4.125%	8/25/27	3,560	3,532
	Republic of Poland	3.250%	4/6/26	10,975	10,839
[1]	Republic of Poland	5.500%	11/16/27	11,816	12,335
[1]	Republic of Poland	4.625%	3/18/29	9,525	9,739
	Republic of the Philippines	5.500%	3/30/26	4,926	5,012
	Republic of the Philippines	3.229%	3/29/27	4,360	4,268
	Republic of the Philippines	5.170%	10/13/27	7,650	7,871
	Republic of the Philippines	3.000%	2/1/28	6,170	5,940
	Republic of the Philippines	4.625%	7/17/28	3,150	3,194
	Republic of the Philippines	3.750%	1/14/29	12,925	12,698
[1]	State of Israel	2.875%	3/16/26	5,814	5,625
[1]	State of Israel	3.250%	1/17/28	7,450	7,033
[1]	State of Israel	5.375%	3/12/29	11,700	11,873
[1]	Svensk Exportkredit AB	4.625%	11/28/25	8,500	8,545
[1]	Svensk Exportkredit AB	4.375%	2/13/26	10,315	10,356
[1]	Svensk Exportkredit AB	4.875%	9/14/26	2,615	2,665
[1]	Svensk Exportkredit AB	2.250%	3/22/27	8,265	7,963
[1]	Svensk Exportkredit AB	3.750%	9/13/27	8,725	8,743
	Svensk Exportkredit AB	4.125%	6/14/28	5,435	5,510
[1]	Svensk Exportkredit AB	4.250%	2/1/29	2,375	2,420
	United Mexican States	4.125%	1/21/26	12,185	12,125
	United Mexican States	4.150%	3/28/27	21,184	21,048
	United Mexican States	3.750%	1/11/28	1,863	1,816
[1]	United Mexican States	5.400%	2/9/28	11,725	11,982
	United Mexican States	4.500%	4/22/29	17,891	17,688
[1]	United Mexican States	5.000%	5/7/29	5,800	5,838
Total Sovereign Bonds (Cost $2,862,446)					2,857,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/27	6,945	7,048
	California GO	2.650%	4/1/26	1,320	1,296
	California GO	5.125%	9/1/29	3,500	3,712
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	7,183
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	1,775	1,790
[9]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,475	11,312
	Oregon GO	5.892%	6/1/27	4,728	4,858
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	2,500	2,549
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,100	2,146
	University of California Revenue	1.316%	5/15/27	4,890	4,578
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	2,200	2,161
Total Taxable Municipal Bonds (Cost $47,926)					48,633
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[10]	Vanguard Market Liquidity Fund (Cost $484,002)	5.014%		4,840,233	484,023
Total Investments (99.7%) (Cost $59,048,673)					59,169,152
Other Assets and Liabilities—Net (0.3%)					169,610
Net Assets (100%)					59,338,762
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $110,448,000, representing 0.2% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at September 30, 2024.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	40,751,698	—	40,751,698
Corporate Bonds	—	15,027,546	—	15,027,546
Sovereign Bonds	—	2,857,252	—	2,857,252
Taxable Municipal Bonds	—	48,633	—	48,633
Temporary Cash Investments	484,023	—	—	484,023
Total	484,023	58,685,129	—	59,169,152